UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2013

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Balanced Fund

The fund's portfolio
12/31/12 (Unaudited)

COMMON STOCKS (45.0%)(a)
			Shares	Value

Basic materials (2.6%)

Agnico-Eagle Mines, Ltd. (Canada)			290	$15,198

Agrium, Inc. (Canada)			715	71,436

Air Liquide SA (France)			560	70,177

Allied Nevada Gold Corp.(NON)			240	7,231

Amcor, Ltd. (Australia)			5,890	49,805

American Vanguard Corp.			3,765	116,979

Andersons, Inc. (The)			376	16,130

Archer Daniels-Midland Co.			1,971	53,986

Arkema (France)			5,586	587,336

Assa Abloy AB Class B (Sweden)			10,195	383,897

AuRico Gold, Inc. (Canada)(NON)			15,600	128,445

Barrick Gold Corp. (Canada)			3,800	133,021

BASF SE (Germany)			16,945	1,592,683

Bemis Co., Inc.			12,981	434,344

BHP Billiton PLC (United Kingdom)			12,656	444,726

BHP Billiton, Ltd. (Australia)			21,329	832,964

Black Earth Farming, Ltd. SDR (Jersey)(NON)			3,511	4,779

Buckeye Technologies, Inc.			6,418	184,261

Cambrex Corp.(NON)			20,892	237,751

Carpenter Technology Corp.			5,011	258,718

CF Industries Holdings, Inc.			6,532	1,327,041

Chicago Bridge & Iron Co., NV			15,017	696,038

China Shanshui Cement Group, Ltd. (China)			123,000	92,247

Cliffs Natural Resources, Inc.			9,814	378,428

Cresud S.A.C.I.F. y A. ADR (Argentina)(NON)			1,430	11,898

Cytec Industries, Inc.			6,017	414,150

Domtar Corp. (Canada)			4,441	370,912

Eagle Materials, Inc.			4,488	262,548

Eastman Chemical Co.			15,400	1,047,970

Evraz PLC (United Kingdom)			127,057	560,811

First Resources, Ltd. (Singapore)			41,000	68,301

Fletcher Building, Ltd. (New Zealand)			2,790	19,523

FMC Corp.			280	16,386

Fortescue Metals Group, Ltd. (Australia)			20,718	102,789

Fortune Brands Home & Security, Inc.(NON)			22,890	668,846

Georgia Gulf Corp.			2,179	89,949

Goldcorp, Inc. (Canada)			10,196	374,854

Golden Agri-Resources, Ltd. (Singapore)			180,000	96,901

GrainCorp, Ltd. (Australia)			4,151	53,499

Holcim, Ltd. (Switzerland)			280	20,623

Holmen AB Class B (Sweden)			340	10,115

Horsehead Holding Corp.(NON)			12,642	129,075

Huntsman Corp.			23,400	372,060

Incitec Pivot, Ltd. (Australia)			11,918	40,500

Innophos Holdings, Inc.			6,311	293,462

Innospec, Inc.			6,096	210,251

International Flavors & Fragrances, Inc.			170	11,312

Intrepid Potash, Inc.			1,026	21,844

Israel Chemicals, Ltd. (Israel)			2,580	31,103

K&S AG (Germany)			2,306	106,614

Kansai Paint Co., Ltd. (Japan)			1,000	10,770

KapStone Paper and Packaging Corp.			7,491	166,225

Koninklijke DSM NV (Netherlands)			7,110	428,266

Koppers Holdings, Inc.			4,535	173,010

Kraton Performance Polymers, Inc.(NON)			3,212	77,184

Kronos Worldwide, Inc.(S)			10,342	201,669

KWS Saat AG (Germany)			76	24,430

L.B. Foster Co. Class A			2,524	109,643

Landec Corp.(NON)			11,514	109,268

Lanxess AG (Germany)			3,432	300,151

Linde AG (Germany)			2,944	513,403

LSB Industries, Inc.(NON)			17,668	625,801

LyondellBasell Industries NV Class A			30,949	1,766,878

Minerals Technologies, Inc.			2,522	100,678

Monsanto Co.			42,415	4,014,580

Mosaic Co. (The)			763	43,209

Newcrest Mining, Ltd. (Australia)			2,312	53,978

Newmont Mining Corp.			520	24,149

Nitto Denko Corp. (Japan)			9,900	487,085

NN, Inc.(NON)			16,437	150,563

Nufarm, Ltd. (Australia)			5,942	36,073

Oji Holdings Corp. (Japan)			2,000	6,907

OM Group, Inc.(NON)			5,464	121,301

Orica, Ltd. (Australia)			470	12,359

Packaging Corp. of America			11,700	450,099

PolyOne Corp.			17,116	349,509

Potash Corp. of Saskatchewan, Inc. (Canada)			2,120	86,263

PPG Industries, Inc.			13,926	1,884,884

PT Astra Agro Lestari Tbk (Indonesia)			10,000	20,514

PT Indocement Tunggal Prakarsa Tbk (Indonesia)			63,500	148,352

Randgold Resources, Ltd. (Jersey)			430	42,379

Rio Tinto PLC (United Kingdom)			13,983	814,824

Rio Tinto, Ltd. (Australia)			13,036	907,357

Royal Gold, Inc.			130	10,570

Sealed Air Corp.			21,632	378,776

Sherwin-Williams Co. (The)			8,450	1,299,779

Sigma-Aldrich Corp.			220	16,188

Sika AG (Switzerland)			7	16,223

SLC Agricola SA (Brazil)			1,580	15,318

Sociedad Quimica y Minera de Chile SA ADR (Chile)			1,230	70,897

Svenska Cellulosa AB Class B (Sweden)			1,140	24,955

Syngenta AG (Switzerland)			1,900	766,428

Taiheiyo Cement Corp. (Japan)			3,000	8,255

Teck Resources, Ltd. Class B (Canada)			4,000	145,370

Toray Industries, Inc. (Japan)			3,000	18,293

Trex Co., Inc.(NON)			6,692	249,143

Tronox, Ltd. Class A			9,741	177,773

Valspar Corp.			10,763	671,611

Vilmorin & Cie (France)			173	21,396

voestalpine AG (Austria)			11,221	412,614

W.R. Grace & Co.(NON)			13,757	924,883

Xstrata PLC (United Kingdom)			12,279	218,395

Yamana Gold, Inc. (Canada)			1,040	17,889

Yara International ASA (Norway)			1,151	57,131

				33,307,565
Capital goods (2.9%)

ABB, Ltd. (Switzerland)			21,167	439,510

Aecom Technology Corp.(NON)			18,100	430,780

AGCO Corp.(NON)			1,729	84,928

Aisin Seiki Co., Ltd. (Japan)			4,700	146,580

Alliant Techsystems, Inc.			3,122	193,439

Altra Holdings, Inc.			12,578	277,345

American Axle & Manufacturing Holdings, Inc.(NON)			8,571	95,995

Applied Industrial Technologies, Inc.			6,800	285,668

Avery Dennison Corp.			16,000	558,720

AZZ, Inc.			4,071	156,449

Ball Corp.			17,630	788,943

Beijing Enterprises Water Group, Ltd. (Hong Kong)			370,000	96,211

Boeing Co. (The)			68,000	5,124,480

Canon, Inc. (Japan)			2,500	98,055

Chart Industries, Inc.(NON)			5,742	382,819

Chase Corp.			6,620	123,132

China Communications Construction Co., Ltd. (China)			223,000	218,979

Chiyoda Corp. (Japan)			9,000	128,870

CNH Global NV			1,314	52,941

Covanta Holding Corp.			490	9,026

Cummins, Inc.			21,349	2,313,164

Daelim Industrial Co., Ltd. (South Korea)			1,050	86,259

Daikin Industries, Ltd. (Japan)			3,500	120,262

Deere & Co.			1,040	89,877

Delphi Automotive PLC (United Kingdom)(NON)			43,800	1,675,350

Dongfang Electric Corp., Ltd. (China)			90,800	186,663

DXP Enterprises, Inc.(NON)			3,370	165,366

Embraer SA ADR (Brazil)			2,800	79,828

European Aeronautic Defense and Space Co. NV (France)			14,627	573,281

Finning International, Inc. (Canada)			4,900	121,034

Franklin Electric Co., Inc.			4,756	295,681

FreightCar America, Inc.			6,779	151,985

Fuji Electric Co., Ltd. (Japan)			140,000	345,373

Gardner Denver, Inc.			7,900	541,150

Generac Holdings, Inc.			7,589	260,379

General Dynamics Corp.			34,980	2,423,065

Global Power Equipment Group, Inc.			5,870	100,671

Great Lakes Dredge & Dock Corp.			47,853	427,327

Greenbrier Companies, Inc.(NON)			15,517	250,910

Hyflux, Ltd. (Singapore)(S)			64,000	67,320

Hyster-Yale Materials Holdings, Inc.			1,234	60,219

Hyster-Yale Materials Holdings, Inc. Class B(F)			1,234	60,219

IHI Corp. (Japan)			79,000	203,061

Ingersoll-Rand PLC			34,800	1,669,008

Invensys PLC (United Kingdom)			69,169	375,798

Jaiprakash Associates, Ltd. (India)			64,767	116,813

JGC Corp. (Japan)			13,000	404,979

KBR, Inc.			22,300	667,216

Leggett & Platt, Inc.			23,100	628,782

Lindsay Corp.			630	50,476

Lockheed Martin Corp.			28,022	2,586,150

McDermott International, Inc.(NON)			55,898	615,996

Metso Corp. OYJ (Finland)			1,536	66,912

Mitsubishi Electric Corp. (Japan)			35,000	297,901

Mori Seiki Co., Ltd. (Japan)			12,400	108,390

NACCO Industries, Inc. Class A			1,234	74,891

Northrop Grumman Corp.			28,840	1,949,007

NSK, Ltd. (Japan)			24,000	171,031

Raytheon Co.			37,298	2,146,873

Republic Services, Inc.			670	19,651

Rexam PLC (United Kingdom)			6,480	45,536

Rolls-Royce Holdings PLC (United Kingdom)			12,500	180,103

Roper Industries, Inc.			210	23,411

Safran SA (France)			4,052	176,811

Schindler Holding AG (Switzerland)			2,862	413,391

Singapore Technologies Engineering, Ltd. (Singapore)			50,000	157,829

Smith & Wesson Holding Corp.(NON)(S)			11,590	97,820

Societe BIC SA (France)			280	33,425

Standard Motor Products, Inc.			11,800	262,196

Standex International Corp.			3,490	179,002

Staples, Inc.			92,108	1,050,031

Stericycle, Inc.(NON)			190	17,721

Sturm Ruger & Co., Inc.(S)			2,797	126,984

Terex Corp.(NON)			17,900	503,169

Tetra Tech, Inc.(NON)			4,612	121,987

TriMas Corp.(NON)			14,034	392,391

Valmont Industries, Inc.			2,428	331,543

Vinci SA (France)			13,331	634,454

WABCO Holdings, Inc.(NON)			10,100	658,419

Waste Connections, Inc.			370	12,502

Zardoya Otis SA (Spain)			2,510	36,178

				37,696,091
Communication services (2.2%)

Allot Communications, Ltd. (Israel)(NON)			4,303	76,679

American Tower Corp. Class A(R)			350	27,045

Aruba Networks, Inc.(NON)			6,839	141,909

AT&T, Inc.			70,682	2,382,690

BCE, Inc. (Canada)			4,699	201,386

Belgacom SA (Belgium)			1,120	33,014

British Sky Broadcasting Group PLC (United Kingdom)			26,214	327,463

BroadSoft, Inc.(NON)			2,764	100,416

BT Group PLC (United Kingdom)			88,010	331,753

CalAmp Corp.(NON)			12,452	103,601

Cincinnati Bell, Inc.(NON)			23,149	126,857

Comcast Corp. Class A			174,267	6,514,100

Comtech Telecommunications Corp.			3,111	78,957

Deutsche Telekom AG (Germany)			26,654	302,822

DISH Network Corp. Class A			28,100	1,022,840

EchoStar Corp. Class A(NON)			30,398	1,040,220

Eutelsat Communications SA (France)			850	28,223

France Telecom SA (France)			26,928	301,556

HSN, Inc.			4,965	273,472

IAC/InterActiveCorp.			29,585	1,399,371

InterDigital, Inc.			1,740	71,514

InterXion Holding NV (Netherlands)(NON)			11,635	276,448

Kabel Deutschland Holding AG (Germany)			5,119	382,790

Loral Space & Communications, Inc.			3,472	189,780

MetroPCS Communications, Inc.(NON)			56,600	562,604

NeuStar, Inc. Class A(NON)			7,056	295,858

NICE Systems, Ltd. (Israel)(NON)			280	9,381

Nippon Telegraph & Telephone (NTT) Corp. (Japan)			1,800	75,611

NTELOS Holdings Corp.			4,118	53,987

NTT DoCoMo, Inc. (Japan)			285	409,302

SES SA GDR (France)			1,390	40,211

Shaw Communications, Inc. Class B (Canada)			810	18,599

ShoreTel, Inc.(NON)			27,692	117,414

StarHub, Ltd. (Singapore)			5,000	15,613

Swisscom AG (Switzerland)			60	25,878

TDC A/S (Denmark)			14,012	99,299

Tele2 AB Class B (Sweden)			15,873	287,877

Telefonica SA (Spain)			24,823	337,065

Telenor ASA (Norway)			15,323	311,313

Telstra Corp., Ltd. (Australia)			91,951	418,883

tw telecom, inc.(NON)			26,200	667,314

USA Mobility, Inc.			9,701	113,308

Verizon Communications, Inc.			167,550	7,249,889

Virgin Media, Inc. (United Kingdom)			2,900	106,575

Vodafone Group PLC (United Kingdom)			400,731	1,007,785

Windstream Corp.			800	6,624

Ziggo NV (Netherlands)			3,277	105,909

				28,071,205
Conglomerates (0.9%)

AMETEK, Inc.			31,008	1,164,971

Danaher Corp.			59,358	3,318,112

General Electric Co.			146,209	3,068,927

Keisei Electric Railway Co., Ltd. (Japan)			1,000	8,441

Marubeni Corp. (Japan)			22,000	157,654

Mitsui & Co., Ltd. (Japan)			33,300	498,177

Siemens AG (Germany)			8,398	912,775

Tyco International, Ltd.			62,299	1,822,246

				10,951,303
Consumer cyclicals (5.4%)

ABC-Mart, Inc. (Japan)			200	8,695

ADT Corp. (The)			28,999	1,348,164

Advance Auto Parts, Inc.			11,317	818,785

Aeon Co., Ltd. (Japan)			23,800	272,047

Aggreko PLC (United Kingdom)			2,388	68,484

Amazon.com, Inc.(NON)			260	65,296

American Eagle Outfitters, Inc.			31,200	639,912

AutoZone, Inc.(NON)			40	14,177

Axel Springer AG (Germany)			450	19,205

Babcock International Group PLC (United Kingdom)			20,422	316,924

Bayerische Motoren Werke (BMW) AG (Germany)			684	65,966

Beazer Homes USA, Inc.(NON)			26,090	440,660

Bed Bath & Beyond, Inc.(NON)			27,702	1,548,819

Belo Corp. Class A			58,234	446,655

Big Lots, Inc.(NON)			21,828	621,225

Bridgestone Corp. (Japan)			6,400	165,895

Brilliance China Automotive Holdings, Inc. (China)(NON)			94,000	117,637

Brunswick Corp.			3,001	87,299

Buckle, Inc. (The)			2,901	129,501

Bunzl PLC (United Kingdom)			20,143	328,890

Bureau Veritas SA (France)			3,212	357,119

Cabela's, Inc.(NON)			5,403	225,575

Carmike Cinemas, Inc.(NON)			9,156	137,340

Cash America International, Inc.			1,744	69,184

Chico's FAS, Inc.			30,100	555,646

Christian Dior SA (France)			4,804	830,542

Cie Financiere Richemont SA (Switzerland)			6,772	541,513

Cie Generale des Etablissements Michelin (France)			4,320	409,549

Cintas Corp.			340	13,906

Coach, Inc.			32,949	1,828,999

Compass Group PLC (United Kingdom)			59,503	703,728

Conn's, Inc.(NON)			7,241	222,154

Continental AG (Germany)			924	106,911

Cooper Tire & Rubber Co.			22,521	571,133

Corporate Executive Board Co. (The)			2,139	101,517

Crocs, Inc.(NON)			5,186	74,627

Daihatsu Motor Co., Ltd. (Japan)			14,000	276,915

Daimler AG (Registered Shares) (Germany)			6,443	352,076

Deckers Outdoor Corp.(NON)			1,841	74,137

Deluxe Corp.			12,079	389,427

Demand Media, Inc.(NON)			6,246	58,025

Destination Maternity Corp.			13,703	295,437

Dillards, Inc. Class A			5,473	458,473

Discovery Communications, Inc. Class A(NON)			350	22,218

Dollar General Corp.(NON)			190	8,377

Dollar Tree, Inc.(NON)			320	12,979

DreamWorks Animation SKG, Inc. Class A(NON)			5,041	83,529

Dun & Bradstreet Corp. (The)			150	11,798

Ecolab, Inc.			370	26,603

Elders, Ltd. (Australia)(NON)			35,584	4,326

Equifax, Inc.			340	18,401

Expedia, Inc.			13,600	835,720

Experian Group, Ltd. (United Kingdom)			18,063	291,849

Fiat Industrial SpA (Italy)			52,222	572,587

Finish Line, Inc. (The) Class A			10,198	193,048

Foot Locker, Inc.			23,190	744,863

Foschini Group, Ltd. (The) (South Africa)			6,782	112,938

Francesca's Holdings Corp.(NON)(S)			4,886	126,841

Fuji Heavy Industries, Ltd. (Japan)			26,000	327,373

G&K Services, Inc. Class A			3,809	130,077

GameStop Corp. Class A			13,146	329,833

Gannett Co., Inc.			39,003	702,444

Gap, Inc. (The)			38,800	1,204,352

Geberit International AG (Switzerland)			130	28,779

Genesco, Inc.(NON)			1,456	80,080

Global Cash Access Holdings, Inc.(NON)			16,739	131,234

Global Mediacom Tbk PT (Indonesia)			594,000	148,229

Green Dot Corp. Class A(NON)			10,159	123,940

Haier Electronics Group Co., Ltd. (China)(NON)			148,000	217,611

HMS Holdings Corp.(NON)			4,575	118,584

Home Depot, Inc. (The)			102,840	6,360,654

Indofood Agri Resources, Ltd. (Singapore)			6,000	6,612

Isuzu Motors, Ltd. (Japan)			100,000	595,685

Jarden Corp.			12,900	666,930

KAR Auction Services, Inc.			10,031	203,027

Kimberly-Clark Corp.			640	54,035

Kingfisher PLC (United Kingdom)			78,619	363,132

Kohl's Corp.			320	13,754

La-Z-Boy, Inc.			22,052	312,036

LeapFrog Enterprises, Inc.(NON)			19,387	167,310

Lear Corp.			16,045	751,548

Localiza Rent a Car SA (Brazil)			3,000	54,945

Lowe's Cos., Inc.			111,012	3,943,146

LS Corp. (South Korea)			551	48,820

Lumber Liquidators Holdings, Inc.(NON)			1,533	80,988

Macy's, Inc.			47,115	1,838,427

Maruti Suzuki India, Ltd. (India)			5,036	138,057

MAXIMUS, Inc.			1,469	92,870

McGraw-Hill Cos., Inc. (The)			32,514	1,777,540

MGM China Holdings, Ltd. (Hong Kong)			176,800	324,933

Millennial Media, Inc.(NON)			4,701	58,904

Mitsubishi Motors Corp. (Japan)(NON)			268,000	277,026

Moody's Corp.			480	24,154

MSC Industrial Direct Co., Inc. Class A			150	11,307

Namco Bandai Holdings, Inc. (Japan)			16,400	212,692

News Corp. Class A			3,500	89,390

Next PLC (United Kingdom)			10,564	652,018

Nissan Motor Co., Ltd. (Japan)			75,500	716,604

Nitori Holdings Co., Ltd. (Japan)			150	10,981

Nu Skin Enterprises, Inc. Class A			4,977	184,398

O'Reilly Automotive, Inc.(NON)			15,112	1,351,315

Omnicom Group, Inc.			340	16,986

OPAP SA (Greece)			23,219	166,322

Oriental Land Co., Ltd. (Japan)			200	24,168

Pearson PLC (United Kingdom)			9,830	192,170

PetSmart, Inc.			15,026	1,026,877

Pier 1 Imports, Inc.			4,061	81,220

PPR SA (France)			422	78,654

Priceline.com, Inc.(NON)			4,972	3,088,606

PulteGroup, Inc.(NON)			51,800	940,688

Randstad Holding NV (Netherlands)			3,104	114,581

Reed Elsevier NV (Netherlands)			2,240	33,188

Rent-A-Center, Inc.			2,181	74,939

Rinnai Corp. (Japan)			200	13,588

Ross Stores, Inc.			300	16,245

Ryland Group, Inc. (The)			5,712	208,488

Sankyo Co., Ltd. (Japan)			300	11,871

Scania AB Class B (Sweden)			16,331	339,654

Scholastic Corp.			3,169	93,676

Scotts Miracle-Gro Co. (The) Class A			130	5,727

Scripps Networks Interactive Class A			170	9,846

Secom Co., Ltd. (Japan)			500	25,200

Select Comfort Corp.(NON)			4,817	126,061

Serco Group PLC (United Kingdom)			1,760	15,152

Shimamura Co., Ltd. (Japan)			100	9,684

Sinclair Broadcast Group, Inc. Class A			24,184	305,202

Singapore Press Holdings, Ltd. (Singapore)			7,000	23,160

Six Flags Entertainment Corp.			2,841	173,869

SJM Holdings, Ltd. (Hong Kong)			188,000	442,412

Sodexho (France)			460	38,546

Sonic Automotive, Inc. Class A			35,778	747,402

Standard Parking Corp.(NON)			12,212	268,542

Suzuki Motor Corp. (Japan)			20,600	538,520

Swire Pacific, Ltd. Class A (Hong Kong)			43,000	534,357

Target Corp.			590	34,910

Tempur-Pedic International, Inc.(NON)			6,119	192,687

TJX Cos., Inc. (The)			72,600	3,081,870

Total Systems Services, Inc.			59,800	1,280,916

Towers Watson & Co. Class A			170	9,556

Town Sports International Holdings, Inc.			14,999	159,739

Toyota Motor Corp. (Japan)			200	9,335

Trump Entertainment Resorts, Inc.(NON)			180	720

TUI Travel PLC (United Kingdom)			33,609	156,407

Tupperware Brands Corp.			120	7,692

URS Corp.			11,853	465,349

USS Co. Ltd. (Japan)			150	15,548

Valeo SA (France)			4,954	251,199

ValueClick, Inc.(NON)			9,631	186,938

Verisk Analytics, Inc. Class A(NON)			330	16,830

Vertis Holdings, Inc.(NON)(F)			593	6

Viacom, Inc. Class B			530	27,952

Volkswagen AG (Preference) (Germany)			2,379	541,236

VOXX International Corp.(NON)			22,840	153,713

Wal-Mart Stores, Inc.			95,354	6,506,003

WPP PLC (United Kingdom)			32,202	468,129

Wyndham Worldwide Corp.			19,885	1,058,081

Wynn Resorts, Ltd.			10,497	1,180,808

				69,761,245
Consumer staples (3.9%)

AFC Enterprises(NON)			23,655	618,105

Ajinomoto Co., Inc. (Japan)			26,000	344,009

Altria Group, Inc.			2,320	72,894

Anheuser-Busch InBev NV (Belgium)			10,226	893,636

Apollo Group, Inc. Class A(NON)			7,147	149,515

Associated British Foods PLC (United Kingdom)			26,996	687,155

Avis Budget Group, Inc.(NON)			27,358	542,236

Barrett Business Services, Inc.			3,486	132,782

Barry Callebaut AG (Switzerland)			10	9,656

Beacon Roofing Supply, Inc.(NON)			7,786	259,118

Benesse Holdings, Inc. (Japan)			300	12,434

BRF - Brasil Foods SA ADR (Brazil)			1,989	41,988

Brinker International, Inc.			10,351	320,777

British American Tobacco (BAT) PLC (United Kingdom)			17,313	877,250

Bunge, Ltd.			805	58,515

Calbee, Inc. (Japan)			4,200	295,634

Capita PLC (United Kingdom)			1,850	22,908

Chaoda Modern Agriculture Holdings, Ltd. (China)(F)(NON)			58,000	3,742

Cheesecake Factory, Inc. (The)			1,950	63,804

Chiquita Brands International, Inc.(NON)			700	5,775

Church & Dwight Co., Inc.			460	24,642

Coca-Cola Co. (The)			26,986	978,243

Cola-Cola Amatil, Ltd. (Australia)			8,638	121,445

ConAgra Foods, Inc.			1,070	31,565

Constellation Brands, Inc. Class A(NON)			17,300	612,247

Core-Mark Holding Co., Inc.			3,666	173,585

CVS Caremark Corp.			80,946	3,913,739

DeNA Co., Ltd. (Japan)			5,600	184,133

Diageo PLC (United Kingdom)			11,349	330,398

Distribuidora Internacional de Alimentacion SA (Spain)			43,300	278,230

Domino's Pizza, Inc.			1,960	85,358

Dr. Pepper Snapple Group, Inc.			650	28,717

Fomento Economico Mexicano SAB de CV ADR (Mexico)			1,800	181,260

General Mills, Inc.			48,100	1,943,721

Geo Group, Inc. (The)			7,732	218,042

Glanbia PLC (Ireland)			2,493	27,885

Heineken Holding NV (Netherlands)			7,543	413,181

Imperial Tobacco Group PLC (United Kingdom)			1,344	51,898

Ingredion, Inc.			830	53,477

IOI Corp. Bhd (Malaysia)			21,500	35,853

Itron, Inc.(NON)			5,343	238,031

Japan Tobacco, Inc. (Japan)			30,700	865,485

JM Smucker Co. (The)			10,600	914,144

Kao Corp. (Japan)			14,100	367,367

Kerry Group PLC Class A (Ireland)			7,748	411,272

Koninklijke Ahold NV (Netherlands)			26,056	346,094

Kraft Foods Group, Inc.(NON)			43,600	1,982,492

Kroger Co. (The)			1,330	34,607

Kuala Lumpur Kepong Bhd (Malaysia)			5,100	40,123

Lawson, Inc. (Japan)			2,800	190,325

Liberty Interactive Corp. Class A(NON)			70,700	1,391,376

Lindt & Spruengli AG (Switzerland)			4	13,046

Lorillard, Inc.			11,182	1,304,604

Magnit OJSC GDR (Russia)			3,842	155,570

Maple Leaf Foods, Inc. (Canada)			1,612	19,398

McDonald's Corp.			660	58,219

Molson Coors Brewing Co. Class B			14,208	607,960

Nestle SA (Switzerland)			27,579	1,797,437

Nissin Food Products Co., Ltd. (Japan)			300	11,375

Olam International, Ltd. (Singapore) (Rights)(F)(NON)			10,955	3,538

Olam International, Ltd. (Singapore)(S)			35,000	44,888

On Assignment, Inc.(NON)			6,656	134,984

OpenTable, Inc.(NON)			1,772	86,474

Panera Bread Co. Class A(NON)			60	9,530

Papa John's International, Inc.(NON)			2,574	141,416

Pernod-Ricard SA (France)			3,364	395,562

Philip Morris International, Inc.			91,675	7,667,697

Prestige Brands Holdings, Inc.(NON)			9,109	182,453

Procter & Gamble Co. (The)			128,061	8,694,061

PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Indonesia)			77,000	18,680

Rakuten, Inc. (Japan)			22,100	172,351

Reynolds American, Inc.			760	31,487

Robert Half International, Inc.			21,027	669,079

Ruby Tuesday, Inc.(NON)			18,115	142,384

SABMiller PLC (United Kingdom)			10,247	482,307

Shoppers Drug Mart Corp. (Canada)			350	15,060

Smithfield Foods, Inc.(NON)			907	19,564

Spartan Stores, Inc.			6,906	106,076

Starbucks Corp.			660	35,389

Suedzucker AG (Germany)			9,129	373,546

Tate & Lyle PLC (United Kingdom)			2,830	35,093

Tesco PLC (United Kingdom)			25,242	138,662

Toyota Tsusho Corp. (Japan)			21,000	518,491

TrueBlue, Inc.(NON)			1,881	29,626

Tyson Foods, Inc. Class A			1,587	30,788

Unilever NV ADR (Netherlands)			2,260	85,278

Unilever PLC (United Kingdom)			7,965	302,334

United Natural Foods, Inc.(NON)			3,689	197,694

USANA Health Sciences, Inc.(NON)(S)			1,681	55,355

W.W. Grainger, Inc.			110	22,261

Walgreen Co.			61,696	2,283,369

Wilmar International, Ltd. (Singapore)			11,000	30,402

WM Morrison Supermarkets PLC (United Kingdom)			15,560	66,552

Wolseley PLC (United Kingdom)			2,181	103,659

Woolworths, Ltd. (Australia)			15,874	485,174

Yum! Brands, Inc.			430	28,552

				49,688,293
Energy (4.1%)

Alpha Natural Resources, Inc.(NON)			34,000	331,160

BG Group PLC (United Kingdom)			28,464	477,292

BP PLC (United Kingdom)			109,554	759,074

Cabot Oil & Gas Corp.			21,700	1,079,358

Caltex Australia, Ltd. (Australia)			22,295	449,332

Canadian Natural Resources, Ltd. (Canada)			5,900	169,876

Chevron Corp.			26,011	2,812,830

ConocoPhillips			93,186	5,403,856

Crescent Point Energy Corp. (Canada)			480	18,154

CVR Energy, Inc. (Escrow)			10,772	—

Deepocean Group (Shell) (acquired 6/9/11, cost $122,268) (Norway)(RES)(NON)			8,417	126,255

Delek US Holdings, Inc.			10,258	259,733

ENI SpA (Italy)			40,793	1,006,345

EPL Oil & Gas, Inc.(NON)			11,675	263,271

Exxon Mobil Corp.			92,689	8,022,233

Ezion Holdings, Ltd. (Singapore)			117,000	163,259

FMC Technologies, Inc.(NON)			490	20,987

Halliburton Co.			6,000	208,140

Helix Energy Solutions Group, Inc.(NON)			22,471	463,801

Helmerich & Payne, Inc.			11,866	664,615

HollyFrontier Corp.			22,608	1,052,402

Husky Energy, Inc. (Canada)			610	18,030

Imperial Oil, Ltd. (Canada)			460	19,761

Inpex Corp. (Japan)			41	218,811

Key Energy Services, Inc.(NON)			22,118	153,720

Kodiak Oil & Gas Corp.(NON)			17,475	154,654

Marathon Oil Corp.			1,030	31,580

Marathon Petroleum Corp.			31,187	1,964,781

Murphy Oil Corp.			400	23,820

Occidental Petroleum Corp.			61,050	4,677,041

Oceaneering International, Inc.			12,913	694,590

Oil States International, Inc.(NON)			7,300	522,242

ONEOK, Inc.			25,200	1,077,300

Peabody Energy Corp.			31,181	829,726

Pembina Pipeline Corp. (Canada)			530	15,164

Petrofac, Ltd. (United Kingdom)			30,066	814,573

Phillips 66			52,453	2,785,254

Repsol SA (Spain)(NON)			12,335	7,522

Repsol YPF SA (Spain)			12,335	253,320

Rosetta Resources, Inc.(NON)			3,333	151,185

Royal Dutch Shell PLC Class A (United Kingdom)			28,474	1,006,115

Royal Dutch Shell PLC Class A (United Kingdom)			23,751	816,610

Royal Dutch Shell PLC Class B (United Kingdom)			20,506	725,755

Schlumberger, Ltd.			87,976	6,095,857

Spectra Energy Corp.			1,010	27,654

Statoil ASA (Norway)			11,739	294,579

Stone Energy Corp.(NON)			7,841	160,897

Suncor Energy, Inc. (Canada)			12,200	401,188

Swift Energy Co.(NON)			10,173	156,562

Technip SA (France)			1,617	186,164

Tesoro Corp.			27,302	1,202,653

Total SA (France)			11,151	577,148

TransCanada Corp. (Canada)			790	37,344

Tullow Oil PLC (United Kingdom)			9,185	187,047

Unit Corp.(NON)			3,846	173,262

Vaalco Energy, Inc.(NON)			41,280	357,072

Valero Energy Corp.			52,007	1,774,479

W&T Offshore, Inc.			7,327	117,452

Western Refining, Inc.			11,583	326,525

				52,789,410
Financials (7.8%)

3i Group PLC (United Kingdom)			56,402	197,169

ACE, Ltd.			4,459	355,828

Admiral Group PLC (United Kingdom)			3,890	74,489

AG Mortgage Investment Trust, Inc.(R)			3,880	91,102

Ageas (Belgium)			11,687	348,690

Agree Realty Corp.(R)			6,979	186,967

AIA Group, Ltd. (Hong Kong)			214,000	852,884

Alleghany Corp.(NON)			3,400	1,140,428

Allianz SE (Germany)			6,223	862,114

Allied World Assurance Co. Holdings AG			13,324	1,049,931

American Capital Agency Corp.(R)			30,600	885,564

American Equity Investment Life Holding Co.			15,463	188,803

American Express Co.			1,180	67,826

American Financial Group, Inc.			19,180	757,994

American International Group, Inc.(NON)			96,100	3,392,330

Amtrust Financial Services, Inc.			4,035	115,764

Aon PLC			50,684	2,818,030

Apollo Commercial Real Estate Finance, Inc.(R)			7,729	125,442

Apollo Residential Mortgage, Inc.			7,223	145,832

Arch Capital Group, Ltd.(NON)			740	32,575

Arlington Asset Investment Corp. Class A			4,492	93,299

ARMOUR Residential REIT, Inc.(R)			20,686	133,838

Ascendas Real Estate Investment Trust (Singapore)(R)			9,000	17,632

Ashford Hospitality Trust, Inc.(R)			24,113	253,428

Ashmore Group PLC (United Kingdom)			33,022	190,944

Associated Banc-Corp.			39,100	512,992

Australia & New Zealand Banking Group, Ltd. (Australia)			25,236	660,701

AvalonBay Communities, Inc.(R)			8,199	1,111,702

AXA SA (France)			36,977	668,838

Axis Capital Holdings, Ltd.			23,600	817,504

Baloise Holding AG (Switzerland)			320	27,926

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			23,693	217,510

Banco Latinoamericano de Exportaciones SA Class E (Panama)			15,447	333,037

Banco Santander Central Hispano SA (Spain)			56,362	454,452

Bank Hapoalim BM (Israel)(NON)			4,830	20,779

Bank Leumi Le-Israel BM (Israel)(NON)			6,150	21,030

Bank of Hawaii Corp.			240	10,572

Barclays PLC (United Kingdom)			325,704	1,406,514

Berkshire Hathaway, Inc. Class B(NON)			14,740	1,322,178

BM&F Bovespa SA (Brazil)			19,400	132,650

BNP Paribas SA (France)			11,392	642,135

BOC Hong Kong Holdings, Ltd. (Hong Kong)			10,500	32,941

BofI Holding, Inc.(NON)			11,270	314,095

British Land Company PLC (United Kingdom)(R)			23,825	221,496

CapitaMall Trust (Singapore)(R)			12,000	21,027

Cardinal Financial Corp.			12,902	209,916

CBL & Associates Properties, Inc.(R)			25,174	533,941

Chiba Bank, Ltd. (The) (Japan)			5,000	29,253

Chimera Investment Corp.(R)			160,641	419,273

China Construction Bank Corp. (China)			93,000	75,795

Chubb Corp. (The)			400	30,128

CIT Group, Inc.(NON)			35,350	1,365,924

Citigroup, Inc.			2,800	110,768

Citizens & Northern Corp.			8,315	157,154

Citizens Republic Bancorp, Inc.(NON)			7,317	138,803

City National Corp.			10,961	542,789

CNO Financial Group, Inc.			28,769	268,415

Commerce Bancshares, Inc.			336	11,780

Commonwealth Bank of Australia (Australia)			13,468	874,846

CoreLogic, Inc.(NON)			44,600	1,200,632

Credit Acceptance Corp.(NON)			845	85,920

Credit Agricole SA (France)(NON)			40,046	325,137

Credit Suisse Group (Switzerland)			8,325	208,885

DBS Group Holdings, Ltd. (Singapore)			25,000	306,033

Deutsche Bank AG (Germany)			9,923	432,321

Dexus Property Group (Australia)			444,931	471,763

Digital Realty Trust, Inc.(R)			130	8,826

Discover Financial Services			56,000	2,158,800

Dynex Capital, Inc.(R)			18,253	172,308

East West Bancorp, Inc.			10,593	227,644

Eaton Vance Corp.			24,380	776,503

EPR Properties(R)			2,595	119,655

Equity Residential Trust(R)			290	16,434

Essex Property Trust, Inc.(R)			50	7,333

Everest Re Group, Ltd.			280	30,786

Fairfax Financial Holdings, Ltd. (Canada)			140	50,464

Federal Realty Investment Trust(R)			6,390	664,688

Fidelity National Financial, Inc. Class A			44,429	1,046,303

Fifth Third Bancorp			146,100	2,219,259

Financial Institutions, Inc.			8,562	159,510

First Community Bancshares Inc.			8,050	128,559

First Industrial Realty Trust(NON)(R)			7,874	110,866

Flushing Financial Corp.			14,955	229,410

Genworth Financial, Inc. Class A(NON)			181,202	1,360,827

Gjensidige Forsikring ASA (Norway)			2,920	42,023

Glimcher Realty Trust(R)			15,052	166,927

Goldman Sachs Group, Inc. (The)			39,654	5,058,264

GPT Group (Australia)(R)			8,910	34,430

Grupo Financiero Banorte SAB de CV (Mexico)			25,500	164,663

Hang Seng Bank, Ltd. (Hong Kong)			2,200	33,986

Hanmi Financial Corp.(NON)			16,673	226,586

Hannover Rueckversicherung AG (Germany)			730	56,819

Hatteras Financial Corp.(R)			11,600	287,796

Health Care REIT, Inc.(R)			21,400	1,311,606

Heartland Financial USA, Inc.			5,752	150,415

HFF, Inc. Class A			26,504	394,910

Home Loan Servicing Solutions, Ltd. (Cayman Islands)			2,256	42,638

Hongkong Land Holdings, Ltd. (Hong Kong)			16,000	112,525

Housing Development Finance Corp., Ltd. (HDFC) (India)(NON)			14,993	228,699

HSBC Holdings, PLC (United Kingdom)			146,423	1,548,691

ING Groep NV GDR (Netherlands)(NON)			62,583	598,462

Insurance Australia Group, Ltd. (Australia)			108,953	535,823

Intact Financial Corp. (Canada)			880	57,301

Invesco Mortgage Capital, Inc.(R)			6,418	126,499

Investors Real Estate Trust(R)			17,750	154,958

Japan Retail Fund Investment Corp. (Japan)(R)			20	36,686

Jones Lang LaSalle, Inc.			3,559	298,742

Joyo Bank, Ltd. (The) (Japan)			62,000	292,989

JPMorgan Chase & Co.			197,607	8,688,780

Julius Baer Group, Ltd. (Switzerland)			920	33,100

KKR & Co. LP			7,000	106,610

Lexington Realty Trust(R)			48,416	505,947

LTC Properties, Inc.(R)			9,244	325,296

M&T Bank Corp.			310	30,526

Macquarie Group, Ltd. (Australia)			3,349	124,551

Maiden Holdings, Ltd. (Bermuda)			14,221	130,691

MainSource Financial Group, Inc.			12,762	161,695

MFA Financial, Inc.(R)			20,600	167,066

Mission West Properties(R)			12,235	111,461

Mitsubishi Estate Co., Ltd. (Japan)			16,000	382,501

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)			239,600	1,289,321

Mitsui Fudosan Co., Ltd. (Japan)			5,000	122,155

Mizrahi Tefahot Bank, Ltd. (Israel)(NON)			1,510	15,600

Nasdaq OMX Group, Inc. (The)			30,103	752,876

National Bank of Canada (Canada)			2,856	221,773

National Financial Partners Corp.(NON)			6,942	118,986

National Health Investors, Inc.(R)			8,161	461,341

Nationstar Mortgage Holdings, Inc.(NON)(S)			9,080	281,298

Nelnet, Inc. Class A			7,788	232,005

Northern Trust Corp.			28,867	1,447,969

Ocwen Financial Corp.(NON)			8,985	310,791

One Liberty Properties, Inc.(R)			8,458	171,613

Oriental Financial Group (Puerto Rico)			7,728	103,169

ORIX Corp. (Japan)			8,440	952,360

Oversea-Chinese Banking Corp., Ltd. (Singapore)			5,000	40,228

PartnerRe, Ltd.			13,226	1,064,561

People's United Financial, Inc.			1,300	15,717

Peoples Bancorp, Inc.			7,741	158,149

Persimmon PLC (United Kingdom)			13,343	176,210

PNC Financial Services Group, Inc.			51,182	2,984,422

Popular, Inc. (Puerto Rico)(NON)			31,590	656,756

Portfolio Recovery Associates, Inc.(NON)			1,694	181,021

Protective Life Corp.			26,325	752,369

Prudential PLC (United Kingdom)			82,722	1,154,243

PS Business Parks, Inc.(R)			5,672	368,567

Public Storage(R)			11,380	1,649,645

Rayonier, Inc.(R)			190	9,848

Realogy Holdings Corp.(NON)			881	36,967

Realty Income Corp.(R)			200	8,042

Regus PLC (United Kingdom)			115,932	209,209

RenaissanceRe Holdings, Ltd.			320	26,003

Republic Bancorp, Inc. Class A			5,117	108,122

Resona Holdings, Inc. (Japan)			56,400	255,707

RioCan Real Estate Investment Trust (Canada)(R)			1,680	46,548

Royal Bank of Scotland PLC (The) (United Kingdom)(NON)			25,319	136,365

RSA Insurance Group PLC (United Kingdom)			37,870	76,433

Sberbank of Russia ADR (Russia)			34,172	424,767

SCOR SE (France)			6,353	171,305

Shizuoka Bank, Ltd. (The) (Japan)			3,000	29,299

Simon Property Group, Inc.(R)			21,244	3,358,464

Societe Generale SA (France)(NON)			5,291	199,017

Sovran Self Storage, Inc.(R)			5,755	357,386

St. Joe Co. (The)(NON)			29,965	691,592

Standard Chartered PLC (United Kingdom)			16,503	418,329

Standard Life PLC (United Kingdom)			60,446	322,862

Starwood Property Trust, Inc.(R)			4,983	114,410

State Street Corp.			49,900	2,345,799

Stockland (Units) (Australia)(R)			93,701	345,456

Sun Hung Kai Properties, Ltd. (Hong Kong)			21,000	316,957

Svenska Handelsbanken AB Class A (Sweden)			11,761	421,396

Swedbank AB Class A (Sweden)			29,300	576,577

Symetra Financial Corp.			14,303	185,653

Synovus Financial Corp.			196,500	481,425

Tanger Factory Outlet Centers(R)			10,500	359,100

Tokyu Land Corp. (Japan)			95,000	694,468

Toronto-Dominion Bank (The) (Canada)			13,822	1,165,609

UBS AG (Switzerland)			40,699	640,040

Unibail-Rodamco (France)(R)			190	46,513

UniCredit SpA (Italy)(NON)			50,534	249,542

Unitech, Ltd. (India)(NON)			222,373	138,111

United Overseas Bank, Ltd. (Singapore)			6,000	98,271

Universal Health Realty Income Trust(R)			2,159	109,267

Urstadt Biddle Properties, Inc. Class A(R)			6,889	135,576

Validus Holdings, Ltd.			23,646	817,679

Virginia Commerce Bancorp, Inc.(NON)			20,960	187,592

Virtus Investment Partners, Inc.(NON)			1,307	158,069

Visa, Inc. Class A			1,200	181,896

Vornado Realty Trust(R)			15,600	1,249,248

W.R. Berkley Corp.			700	26,418

WageWorks, Inc.(NON)			5,501	97,918

Walker & Dunlop, Inc.(NON)			12,949	215,730

Walter Investment Management Corp.(NON)			11,238	483,459

Washington Banking Co.			9,742	132,686

Wells Fargo & Co.			42,544	1,454,154

Westfield Group (Australia)			27,245	300,632

Westpac Banking Corp. (Australia)			14,677	401,246

Wheelock and Co., Ltd. (Hong Kong)			62,000	315,516

World Acceptance Corp.(NON)			1,846	137,638

Zurich Insurance Group AG (Switzerland)			180	48,131

				100,548,887
Health care (5.2%)

Abbott Laboratories			990	64,845

ABIOMED, Inc.(NON)			6,439	86,669

Aetna, Inc.			490	22,687

Affymax, Inc.(NON)			4,278	81,282

Air Methods Corp.			3,480	128,377

Alere, Inc.(NON)			10,216	188,996

Alfresa Holdings Corp. (Japan)			4,500	175,854

Amedisys, Inc.(NON)			2,092	23,577

AmerisourceBergen Corp.			42,529	1,836,402

Amgen, Inc.			48,758	4,208,791

AmSurg Corp.(NON)			5,863	175,949

Astellas Pharma, Inc. (Japan)			10,700	480,658

AstraZeneca PLC (United Kingdom)			12,437	587,964

athenahealth, Inc.(NON)			2,263	166,217

Bayer AG (Germany)			14,058	1,334,983

Bio-Reference Labs, Inc.(NON)			3,052	87,562

Biogen Idec, Inc.(NON)			210	30,801

BioMarin Pharmaceuticals, Inc.(NON)			2,633	129,675

Bristol-Myers Squibb Co.			110,730	3,608,691

C.R. Bard, Inc.			160	15,638

Cardinal Health, Inc.			490	20,178

Catamaran Corp.(NON)			180	8,465

Celgene Corp.(NON)			31,182	2,454,647

Centene Corp.(NON)			1,712	70,192

Chindex International, Inc.(NON)			1,618	16,989

CIGNA Corp.			45,300	2,421,738

Coloplast A/S Class B (Denmark)			9,775	479,077

Community Health Systems, Inc.			4,235	130,184

Computer Programs & Systems, Inc.			1,437	72,339

Conmed Corp.			11,805	329,950

Covidien PLC			2,437	140,712

CSL, Ltd. (Australia)			280	15,818

Cubist Pharmaceuticals, Inc.(NON)			7,135	300,098

Cyberonics, Inc.(NON)			1,768	92,873

Eisai Co., Ltd. (Japan)			400	16,702

Elan Corp. PLC ADR (Ireland)(NON)			14,325	146,258

Elekta AB Class B (Sweden)			4,488	70,774

Eli Lilly & Co.			67,896	3,348,631

Endo Health Solutions, Inc.(NON)			6,686	175,641

Forest Laboratories, Inc.(NON)			360	12,715

Fresenius SE & Co. KGgA (Germany)			3,538	407,199

Gilead Sciences, Inc.(NON)			49,517	3,637,024

GlaxoSmithKline PLC (United Kingdom)			29,998	651,304

Greatbatch, Inc.(NON)			14,113	327,986

Grifols SA ADR (Spain)(NON)			8,962	232,374

Haemonetics Corp.(NON)			4,128	168,588

HCA Holdings, Inc.			31,918	962,966

Health Net, Inc.(NON)			5,025	122,108

HealthSouth Corp.(NON)			7,248	153,005

Hi-Tech Pharmacal Co., Inc.			2,568	89,829

Humana, Inc.			240	16,471

Impax Laboratories, Inc.(NON)			11,671	239,139

Jazz Pharmaceuticals PLC(NON)			14,101	750,173

Johnson & Johnson			32,101	2,250,280

Kindred Healthcare, Inc.(NON)			17,010	184,048

Lexicon Pharmaceuticals, Inc.(NON)			23,896	53,049

Magellan Health Services, Inc.(NON)			2,053	100,597

McKesson Corp.			34,239	3,319,813

MedAssets, Inc.(NON)			15,241	255,592

Medicines Co. (The)(NON)			11,528	276,326

Merck & Co., Inc.			15,773	645,747

Merck KGaA (Germany)			1,616	213,212

Miraca Holdings, Inc. (Japan)			100	4,026

Mitsubishi Tanabe Pharma Corp. (Japan)			7,600	99,092

Novartis AG (Switzerland)			9,920	628,050

Novo Nordisk A/S Class B (Denmark)			4,338	708,481

Obagi Medical Products, Inc.(NON)			30,471	414,101

Omega Healthcare Investors, Inc.(R)			14,234	339,481

Omnicare, Inc.			10,350	373,635

Ono Pharmaceutical Co., Ltd. (Japan)			100	5,103

OraSure Technologies, Inc.(NON)			15,787	113,351

Orion OYJ Class B (Finland)			11,501	338,033

Otsuka Holdings Company, Ltd. (Japan)			17,600	494,118

PDL BioPharma, Inc.(S)			31,093	219,206

Perrigo Co.			110	11,443

Pfizer, Inc.			352,186	8,832,825

Pharmacyclics, Inc.(NON)			987	57,147

PharMerica Corp.(NON)			10,353	147,427

Providence Service Corp. (The)(NON)			3,964	67,348

Quality Systems, Inc.			2,031	35,258

Questcor Pharmaceuticals, Inc.			1,892	50,554

Roche Holding AG-Genusschein (Switzerland)			5,663	1,153,694

RTI Biologics, Inc.(NON)			25,874	110,482

Salix Pharmaceuticals, Ltd.(NON)			11,104	449,490

Sanofi (France)			17,475	1,657,245

Shanghai Fosun Pharmaceutical Group Co., Ltd. (China)(NON)			93,000	141,574

Shire PLC (United Kingdom)			6,647	204,149

Spectrum Pharmaceuticals, Inc.(S)			11,046	123,605

St. Jude Medical, Inc.			52,600	1,900,964

STAAR Surgical Co.(NON)			33,983	207,296

Steris Corp.			3,846	133,572

Suzuken Co., Ltd. (Japan)			5,200	146,538

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			5,344	199,545

Trinity Biotech PLC ADR (Ireland)			6,738	97,162

Triple-S Management Corp. Class B (Puerto Rico)(NON)			4,296	79,347

United Therapeutics Corp.(NON)			9,328	498,302

UnitedHealth Group, Inc.			940	50,986

Ventas, Inc.(R)			23,470	1,518,978

ViroPharma, Inc.(NON)			11,421	259,942

Warner Chilcott PLC Class A			45,227	544,533

WellCare Health Plans, Inc.(NON)			7,878	383,580

WellPoint, Inc.			49,100	2,991,172

Zimmer Holdings, Inc.			28,900	1,926,474

				66,533,738
Technology (8.1%)

Acacia Research Corp.(NON)			2,402	61,611

Accenture PLC Class A			69,100	4,595,150

Actuate Corp.(NON)			43,234	242,110

Acxiom Corp.(NON)			14,784	258,129

Altera Corp.			740	25,486

Amadeus IT Holding SA Class A (Spain)			5,259	131,971

Analog Devices, Inc.			690	29,021

Anixter International, Inc.			2,435	155,791

AOL, Inc.(NON)			39,164	1,159,646

Apple, Inc.			71,260	37,983,718

ASML Holding NV (Netherlands)			4,874	315,541

ASML Holding NV ADR (Netherlands)			3,075	198,061

Aspen Technology, Inc.(NON)			5,649	156,138

Avago Technologies, Ltd.			610	19,313

Avnet, Inc.(NON)			20,300	621,383

BMC Software, Inc.(NON)			39,619	1,571,290

Bottomline Technologies, Inc.(NON)			7,039	185,759

Broadcom Corp. Class A(NON)			43,165	1,433,510

Brocade Communications Systems, Inc.(NON)			104,793	558,547

CGI Group, Inc. Class A (Canada)(NON)			170	3,921

Cirrus Logic, Inc.(NON)			3,635	105,306

Cisco Systems, Inc.			283,598	5,572,701

Commvault Systems, Inc.(NON)			2,954	205,923

Cornerstone OnDemand, Inc.(NON)			3,453	101,967

CSG Systems International, Inc.(NON)			3,199	58,158

Cypress Semiconductor Corp.(NON)			40,800	442,272

Dassault Systemes SA (France)			150	16,792

EMC Corp.(NON)			125,100	3,165,030

EnerSys(NON)			9,193	345,933

Entegris, Inc.(NON)			42,068	386,184

Entropic Communications, Inc.(NON)			22,312	118,030

F5 Networks, Inc.(NON)			700	68,005

Fair Isaac Corp.			12,380	520,331

FEI Co.			3,691	204,703

First Solar, Inc.(NON)(S)			4,437	137,015

Gemalto NV (Netherlands)			4,674	423,166

GenMark Diagnostics, Inc.(NON)			4,993	44,937

Google, Inc. Class A(NON)			7,143	5,067,030

Hamamatsu Photonics K.K. (Japan)			500	18,039

Hollysys Automation Technologies, Ltd. (China)(NON)			9,600	113,952

Hoya Corp. (Japan)			1,700	33,471

IBM Corp.			14,528	2,782,838

Infoblox, Inc.(NON)			6,911	124,191

InnerWorkings, Inc.(NON)			10,677	147,129

Integrated Silicon Solutions, Inc.(NON)			24,975	224,775

Intel Corp.			450	9,284

IntraLinks Holdings, Inc.(NON)			29,936	184,705

Intuit, Inc.			460	27,370

Itochu Techno-Solutions Corp. (Japan)			200	8,242

Ixia(NON)			5,384	91,420

KLA-Tencor Corp.			490	23,402

Konica Minolta Holdings, Inc. (Japan)			39,500	284,576

L-3 Communications Holdings, Inc.			13,373	1,024,639

Lam Research Corp.(NON)			21,924	792,114

Lexmark International, Inc. Class A			18,100	419,739

LivePerson, Inc.(NON)			8,040	105,646

Manhattan Associates, Inc.(NON)			3,704	223,499

Marvell Technology Group, Ltd.			71,600	519,816

Maxim Integrated Products, Inc.			850	24,990

Mentor Graphics Corp.(NON)			20,005	340,485

Microchip Technology, Inc.			620	20,206

Microsemi Corp.(NON)			7,105	149,489

Microsoft Corp.			265,208	7,089,010

MTS Systems Corp.			3,786	192,821

Murata Manufacturing Co., Ltd. (Japan)			5,000	294,894

NEC Corp. (Japan)(NON)			267,000	562,213

Netscout Systems, Inc.(NON)			6,919	179,825

Nomura Research Institute, Ltd. (Japan)			800	16,560

NTT Data Corp. (Japan)			59	184,469

NVIDIA Corp.			68,765	845,122

NXP Semiconductor NV(NON)			2,500	65,925

Omnivision Technologies, Inc.(NON)			11,655	164,102

Oracle Corp.			242,220	8,070,770

Oracle Corp. Japan (Japan)			7,000	291,743

Parametric Technology Corp.(NON)			6,534	147,080

Pegatron Corp. (Taiwan)(NON)			143,000	186,053

Perficient, Inc.(NON)			10,456	123,172

Pericom Semiconductor Corp.(NON)			16,412	131,788

Photronics, Inc.(NON)			20,880	124,445

Plantronics, Inc.			3,471	127,976

Procera Networks, Inc.(NON)			8,903	165,151

QLIK Technologies, Inc.(NON)			5,092	110,598

RealPage, Inc.(NON)			6,658	143,613

RF Micro Devices, Inc.(NON)			19,537	87,526

Riverbed Technology, Inc.(NON)			33,900	668,508

Rockwell Automation, Inc.			17,300	1,453,027

Rovi Corp.(NON)			10,287	158,728

Rudolph Technologies, Inc.(NON)			10,399	139,867

Safeguard Scientifics, Inc.(NON)			6,994	103,162

Sage Group PLC (The) (United Kingdom)			1,460	6,994

Samsung Electronics Co., Ltd. (South Korea)			174	249,033

SAP AG (Germany)			4,906	393,003

Sartorius AG (Preference) (Germany)			1,165	103,374

Semtech Corp.(NON)			7,439	215,359

Silicon Graphics International Corp.(NON)			5,756	58,884

Silicon Image, Inc.(NON)			19,755	97,985

SK Hynix, Inc. (South Korea)(NON)			8,140	197,485

Skyworks Solutions, Inc.(NON)			5,172	104,992

Softbank Corp. (Japan)			11,200	409,827

Sourcefire, Inc.(NON)			2,589	122,253

SS&C Technologies Holdings, Inc.(NON)			5,810	134,327

Stratasys, Ltd.(NON)			1,595	127,839

Symantec Corp.(NON)			121,765	2,290,400

Tangoe, Inc.(NON)			5,367	63,706

Telefonaktiebolaget LM Ericsson Class B (Sweden)			5,812	58,459

Tencent Holdings, Ltd. (China)			3,600	117,162

Teradyne, Inc.(NON)			43,549	735,543

TIBCO Software, Inc.(NON)			7,651	168,399

Tyler Technologies, Inc.(NON)			2,932	142,026

Ultimate Software Group, Inc.(NON)			2,601	245,560

Ultra Clean Holdings, Inc.(NON)			18,068	88,714

Unisys Corp.(NON)			2,725	47,143

VASCO Data Security International, Inc.(NON)			31,765	259,202

VeriFone Systems, Inc.(NON)			2,004	59,479

VMware, Inc. Class A(NON)			1,700	160,038

Western Digital Corp.			23,147	983,516

Xilinx, Inc.			690	24,771

Yelp, Inc.(NON)			5,117	96,455

				103,973,672
Transportation (0.5%)

Aegean Marine Petroleum Network, Inc. (Greece)			31,168	164,567

Alaska Air Group, Inc.(NON)			2,564	110,483

Canadian National Railway Co. (Canada)			300	27,243

Central Japan Railway Co. (Japan)			8,100	657,199

ComfortDelgro Corp., Ltd. (Singapore)			178,000	260,883

Copa Holdings SA Class A (Panama)			120	11,934

Delta Air Lines, Inc.(NON)			110,531	1,312,003

Deutsche Lufthansa AG (Germany)			18,980	356,756

Deutsche Post AG (Germany)			9,798	214,844

Hankyu Hanshin Holdings, Inc. (Japan)			70,000	361,378

International Consolidated Airlines Group SA (Spain)(NON)			74,707	220,788

J. B. Hunt Transport Services, Inc.			260	15,525

Japan Airlines Co., Ltd. (Japan)(NON)			4,900	209,730

Jaypee Infratech, Ltd. (India)(NON)			24,746	23,327

Koninklijke Vopak NV (Netherlands)			580	40,896

MTR Corp. (Hong Kong)			6,000	23,751

Nippon Express Co., Ltd. (Japan)			3,000	12,391

Quality Distribution, Inc.(NON)			15,131	90,786

Ryanair Holdings PLC ADR (Ireland)			720	24,682

Singapore Airlines, Ltd. (Singapore)			2,000	17,688

SkyWest, Inc.			11,148	138,904

Southwest Airlines Co.			103,960	1,064,550

Swift Transportation Co.(NON)			25,577	233,262

Tokyu Corp. (Japan)			3,000	16,847

United Parcel Service, Inc. Class B			780	57,509

Universal Truckload Services, Inc.			950	17,338

US Airways Group, Inc.(NON)			9,040	122,040

Wabtec Corp.			7,010	613,655

West Japan Railway Co. (Japan)			400	15,753

XPO Logistics, Inc.(NON)(S)			8,207	142,638

Yamato Transport Co., Ltd. (Japan)			1,100	16,726

				6,596,076
Utilities and power (1.4%)

AES Corp. (The)			82,904	887,073

American Electric Power Co., Inc.			49,000	2,091,320

American Water Works Co., Inc.			22,300	827,999

Canadian Utilities, Ltd. (Canada)			80	5,786

Centrica PLC (United Kingdom)			65,406	355,311

Cheung Kong Infrastructure Holdings, Ltd. (Hong Kong)			1,000	6,143

Chubu Electric Power Co., Inc. (Japan)			7,500	100,075

Cia Energetica de Minas Gerais (Preference) (Brazil)			7,000	77,265

CMS Energy Corp.			33,466	815,901

DTE Energy Co.			19,962	1,198,718

Dynegy, Inc.(NON)			10,124	193,672

Electric Power Development Co., Ltd. (Japan)			7,000	165,938

Electricite de France SA (EDF) (France)			18,981	355,747

Enbridge, Inc. (Canada)			860	37,194

Enel SpA (Italy)			86,404	359,474

Energias de Portugal (EDP) SA (Portugal)			47,652	143,237

Entergy Corp.			20,845	1,328,869

Fortum OYJ (Finland)			1,390	26,140

GDF Suez (France)			16,074	331,187

ITC Holdings Corp.			150	11,537

Kinder Morgan, Inc.			47,680	1,684,534

National Grid PLC (United Kingdom)			3,390	38,831

OGE Energy Corp.			13,000	732,030

Origin Energy, Ltd. (Australia)			26,592	325,425

Osaka Gas Co., Ltd. (Japan)			3,000	10,897

PG&E Corp.			45,039	1,809,667

Pinnacle West Capital Corp.			290	14,784

Power Assets Holdings, Ltd. (Hong Kong)			1,500	12,855

PPL Corp.			61,300	1,755,019

Red Electrica Corporacion SA (Spain)			8,783	433,947

Snam SpA (Italy)			5,180	24,087

Terna SPA (Italy)			5,160	20,665

Toho Gas Co., Ltd. (Japan)			1,000	5,368

Tokyo Gas Co., Ltd. (Japan)			65,000	297,177

UGI Corp.			16,400	536,444

United Utilities Group PLC (United Kingdom)			42,080	461,754

Westar Energy, Inc.			370	10,577

				17,492,647

Total common stocks (cost $519,402,658)				$577,410,132

CORPORATE BONDS AND NOTES (19.0%)(a)
			Principal amount	Value

Basic materials (1.5%)

Agrium, Inc. sr. unsec. notes 3.15s, 2022 (Canada)			$40,000	$39,658

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			85,000	89,250

Airgas, Inc. sr. unsec. unsub. notes 3 1/4s, 2015			620,000	658,516

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019			135,000	171,757

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			90,000	99,699

ArcelorMittal sr. unsec. unsub. 10.35s, 2019 (France)			605,000	730,738

Ashland, Inc. 144A sr. unsec. notes 4 3/4s, 2022			90,000	93,600

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			440,000	467,500

Boise Cascade LLC / Boise Cascade Finance Corp. 144A sr. unsec. notes 6 3/8s, 2020 (United Kingdom)			40,000	41,200

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			135,000	141,750

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			310,000	347,200

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s, 2016			200,000	217,500

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022			200,000	225,000

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			365,000	459,366

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2018			325,000	397,024

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019			285,000	307,800

Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s, 2019			295,000	398,272

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021			525,000	576,725

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042			880,000	941,318

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022			620,000	649,340

Eastman Chemical Co. sr. unsec. unsub. notes 2.4s, 2017			205,000	211,815

Edgen Murray Corp. 144A company guaranty sr. notes 8 3/4s, 2020			130,000	131,300

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			75,000	76,500

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			360,000	324,900

FMG Resources August 2006 Pty, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2016 (Australia)			180,000	186,300

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			165,000	175,725

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			335,000	344,213

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			135,000	138,375

HD Supply, Inc. company guaranty sr. unsec. sub. notes 13 1/2s, 2015(PIK)			185,000	189,625

HD Supply, Inc. 144A company guaranty sr. unsec. notes 11 1/2s, 2020			300,000	337,875

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			170,000	174,675

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 6 5/8s, 2020			85,000	86,488

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes FRN 4.81s, 2014			90,000	84,375

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			145,000	165,663

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			265,000	300,113

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			135,000	136,519

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			255,000	248,625

INEOS Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			140,000	147,350

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (Luxembourg)		EUR	210,000	275,272

Inmet Mining Corp. 144A company guaranty sr. unsec. notes 7 1/2s, 2021 (Canada)			$50,000	52,000

International Paper Co. sr. unsec. notes 7.95s, 2018			1,070,000	1,383,324

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			280,000	310,800

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			115,000	129,950

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			310,000	432,556

LyondellBasell Industries NV sr. unsec. notes 6s, 2021			535,000	627,288

LyondellBasell Industries NV sr. unsec. unsub. notes 5 3/4s, 2024			285,000	334,875

LyondellBasell Industries NV sr. unsec. unsub. notes 5s, 2019			925,000	1,022,125

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			40,000	40,295

Momentive Performance Materials, Inc. company guaranty notes 9 1/2s, 2021		EUR	100,000	96,368

Momentive Performance Materials, Inc. 144A company guaranty sr. notes 10s, 2020			$30,000	29,550

MPM Escrow LLC / MPM Finance Escrow Corp. 144A sr. notes 8 7/8s, 2020			100,000	101,000

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			135,000	144,113

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			70,000	72,450

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			220,000	245,300

Nufarm Australia Ltd. 144A company guaranty sr. notes 6 3/8s, 2019 (Australia)			95,000	99,988

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			215,000	221,450

PQ Corp. 144A sr. notes 8 3/4s, 2018			170,000	178,500

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			265,000	363,985

Rock-Tenn Co. 144A sr. unsec. notes 4.9s, 2022			227,000	245,316

Rock-Tenn Co. 144A sr. unsec. notes 4.45s, 2019			228,000	245,984

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029			300,000	405,099

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			180,000	201,600

Ryerson, Inc./Joseph T Ryerson & Son, Inc. 144A company guaranty sr. notes 9s, 2017			175,000	178,500

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			40,000	43,200

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)			55,000	57,613

Steel Dynamics, Inc. sr. unsec. notes company guaranty 7 5/8s, 2020			10,000	11,050

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2022			40,000	42,400

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2019			55,000	58,300

Taminco Acquisition Corp. 144A sr. unsec. notes 9 1/8s, 2017 (Belgium)(PIK)			95,000	93,813

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			290,000	317,550

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2020			260,000	262,600

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 11 3/4s, 2019			10,000	7,100

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 8 3/4s, 2019			65,000	24,700

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)			180,000	203,204

				19,072,867
Capital goods (0.9%)

ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020			40,000	42,000

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			425,000	464,313

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	305,000	439,579

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			$75,000	83,438

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			175,000	185,500

Ball Corp. company guaranty sr. unsec. notes 5s, 2022			45,000	48,150

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			180,000	198,000

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			320,000	368,800

Berry Plastics Holding Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2016			110,000	113,163

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			90,000	90,000

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			240,000	283,602

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			125,000	141,875

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			280,000	316,750

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec. notes 10 1/8s, 2020			70,000	74,900

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	60,000	87,003

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022			$510,000	516,427

Dematic SA/DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			170,000	170,000

Exide Technologies sr. notes 8 5/8s, 2018			200,000	169,500

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.6s, 2042			290,000	279,483

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2 1/4s, 2022			245,000	240,668

GrafTech International, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			50,000	51,813

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			385,000	422,538

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			906,000	1,196,381

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			65,000	65,406

Meritor, Inc. company guaranty sr. unsec. notes 8 1/8s, 2015			65,000	68,413

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			420,000	386,400

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			265,000	288,850

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			135,000	155,095

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)			200,000	211,250

Reynolds Group Issuer, Inc. company guaranty sr. notes 7 7/8s, 2019			100,000	111,250

Reynolds Group Issuer, Inc. company guaranty sr. notes 7 1/8s, 2019			190,000	204,250

Reynolds Group Issuer, Inc. company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			200,000	215,000

Reynolds Group Issuer, Inc. company guaranty sr. unsec. unsub. notes 9s, 2019			105,000	109,200

Reynolds Group Issuer, Inc. 144A company guaranty sr. notes 5 3/4s, 2020			130,000	134,225

Staples, Inc. sr. unsec. notes 9 3/4s, 2014			405,000	440,314

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			110,000	119,350

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			210,000	228,638

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			270,000	283,500

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			405,000	431,325

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			188,000	208,680

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			285,000	315,281

United Technologies Corp. sr. unsec. notes 5 3/8s, 2017			736,000	875,546

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042			160,000	177,786

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022			100,000	105,899

				11,119,541
Communication services (2.1%)

Adelphia Communications Corp. escrow bonds zero %, 2012			270,000	1,755

AMC Networks, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			60,000	60,225

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			165,000	217,081

America Movil SAB de CV company guaranty unsec. unsub. notes 2 3/8s, 2016 (Mexico)			200,000	208,718

American Tower Corp. sr. unsec. notes 7s, 2017(R)			440,000	526,177

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038			387,000	496,221

AT&T, Inc. sr. unsec. unsub. notes 3s, 2022			275,000	286,006

AT&T, Inc. 144A sr. unsec. unsub. notes 4.35s, 2045			772,000	775,471

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			165,000	179,025

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			480,000	559,800

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			80,000	90,100

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			140,000	155,750

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			150,000	161,438

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			185,000	199,569

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			65,000	66,138

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			150,000	166,500

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			165,000	180,263

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023			85,000	85,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			240,000	259,200

Cequel Communications Escrow Capital Corp. 144A sr. unsec. notes 6 3/8s, 2020			50,000	52,063

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			170,000	175,525

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2017			95,000	102,363

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			360,000	387,000

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			800,000	1,084,853

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040			230,000	274,197

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			285,000	290,700

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			100,000	110,500

Crown Castle International Corp. 144A sr. unsec. notes 5 1/4s, 2023			170,000	181,900

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			75,000	84,627

CSC Holdings, LLC 144A sr. unsec. unsub. notes 6 3/4s, 2021			150,000	166,313

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Netherlands)			435,000	651,737

Digicel Group, Ltd. 144A sr. notes 10 1/2s, 2018 (Jamaica)			165,000	181,500

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			230,000	246,100

DISH DBS Corp. company guaranty 6 5/8s, 2014			10,000	10,750

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			505,000	598,425

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			240,000	273,600

Equinix, Inc. sr. unsec. notes 7s, 2021			165,000	183,150

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)			277,000	305,238

Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021			80,000	93,800

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			325,000	373,750

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			185,000	213,675

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			295,000	325,238

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			325,000	369,688

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			210,000	231,525

Intelsat Jackson Holdings SA 144A company guaranty sr. unsec. notes 7 1/4s, 2020 (Bermuda)			130,000	141,050

Intelsat Jackson Holdings SA 144A sr. unsec. notes 6 5/8s, 2022 (Bermuda)			105,000	108,413

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			689,843	732,958

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			1,280,000	1,353,600

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			185,000	244,147

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			185,000	206,738

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			185,000	205,350

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			45,000	49,050

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020			210,000	219,450

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			215,000	238,113

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			125,000	134,375

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			420,000	455,175

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			440,000	409,200

NII Capital Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			55,000	43,725

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			255,000	190,613

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			260,000	278,850

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			230,000	263,350

Quebecor Media, Inc. 144A sr. unsec. notes 5 3/4s, 2023 (Canada)			165,000	173,869

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			719,000	838,761

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			115,000	133,253

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			13,000	14,528

SBA Telecommunications, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			70,000	74,375

SBA Tower Trust 144A notes 2.933s, 2017			775,000	805,461

Sprint Capital Corp. company guaranty 6 7/8s, 2028			1,125,000	1,170,000

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			240,000	279,000

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			305,000	331,688

Sprint Nextel Corp. sr. unsec. unsub. notes 9 1/8s, 2017			200,000	235,500

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020			155,000	169,338

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			490,000	605,150

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 8 1/4s, 2014			770,000	834,197

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039			200,000	253,675

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2042			495,000	482,747

TW Telecom Holdings, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			65,000	68,088

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			150,000	165,561

Verizon Communications, Inc. sr. unsec. notes 7.35s, 2039			18,000	26,683

Verizon Communications, Inc. sr. unsec. notes 2.45s, 2022			1,160,000	1,162,737

Verizon Communications, Inc. sr. unsec. unsub. notes 8 3/4s, 2018			312,000	433,374

Verizon New Jersey, Inc. debs. 8s, 2022			160,000	216,594

Verizon Pennsylvania, Inc. debs. 8.35s, 2030			240,000	328,418

Videotron Ltee company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			260,000	272,675

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			355,000	359,438

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Luxembourg)			370,000	387,575

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			85,000	92,863

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			385,000	433,125

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			165,000	178,200

				27,443,684
Consumer cyclicals (3.0%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			35,000	38,850

ADT Corp. (The) 144A company guaranty sr. unsec. notes 4 7/8s, 2042			380,000	362,343

ADT Corp. (The) 144A company guaranty sr. unsec. notes 3 1/2s, 2022			530,000	515,331

Advance Auto Parts, Inc. company guaranty sr. unsec. notes 5 3/4s, 2020			388,000	418,063

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			240,000	154,800

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			315,000	240,188

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			215,000	174,688

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			285,000	329,175

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			304,000	312,360

American Media, Inc. 144A notes 13 1/2s, 2018			14,107	12,414

ARAMARK Holdings Corp. 144A sr. unsec. notes 8 5/8s, 2016(PIK)			105,000	107,495

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			105,000	113,400

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			90,000	101,700

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			70,000	75,075

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 6 7/8s, 2015			230,000	230,575

Beazer Homes USA, Inc. company guaranty sr. unsec. unsub. notes 9 1/8s, 2018			35,000	36,488

Beazer Homes USA, Inc. sr. unsec. notes company guaranty 8 1/8s, 2016			125,000	133,125

Beazer Homes USA, Inc. 144A company guaranty sr. notes 6 5/8s, 2018			125,000	132,188

Bon-Ton Department Stores, Inc. (The) 144A company guaranty sr. notes 10 5/8s, 2017			305,000	296,613

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			240,000	264,900

Building Materials Corp. 144A sr. notes 7s, 2020			95,000	103,550

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			110,000	118,800

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			95,000	104,975

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			205,000	221,400

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			1,070,000	1,146,238

Carmike Cinemas, Inc. company guaranty notes 7 3/8s, 2019			120,000	129,600

CBS Corp. company guaranty sr. unsec. debs. notes 7 7/8s, 2030			205,000	283,052

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021			430,000	484,658

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			170,000	170,850

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			45,000	50,625

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			230,000	218,500

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2022			95,000	105,213

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			345,000	374,325

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			375,000	412,500

Cinemark USA, Inc. company guaranty sr. unsec. notes 8 5/8s, 2019			85,000	94,138

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			125,000	138,125

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty 10 3/4s, 2017(PIK)			442,672	480,299

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			280,000	249,900

Clear Channel Communications, Inc. 144A company guaranty sr. notes 9s, 2019			255,000	233,325

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			375,000	377,813

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			330,000	324,225

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040			70,000	80,363

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2019			240,000	283,667

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			245,000	269,500

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			535,000	595,242

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			356,000	411,180

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			375,000	398,438

FelCor Lodging LP 144A sr. notes 5 5/8s, 2023(R)			60,000	59,700

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			162,000	183,870

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			235,000	288,756

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			1,575,000	2,010,854

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021			470,000	547,932

Gray Television, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2020			160,000	163,600

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	330,000	342,567

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			$190,000	209,000

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			385,000	439,830

Host Hotels & Resorts LP company guaranty sr. unsec. unsub. notes 4 3/4s, 2023(R)			65,000	69,225

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			280,000	276,500

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			325,000	365,625

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			165,000	179,850

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			205,000	220,888

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1, 7 1/2s, 2020		EUR	50,000	71,927

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017			$360,000	415,800

Jo-Ann Stores Holdings, Inc. 144A sr. notes 9 3/4s, 2019(PIK)			100,000	100,875

Johnson Controls, Inc. sr. unsec. notes 5.7s, 2041			75,000	90,318

K Hovnanian Enterprises, Inc. 144A company guaranty notes 9 1/8s, 2020			65,000	69,875

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			145,000	157,144

Lamar Media Corp. company guaranty sr. sub. notes 7 7/8s, 2018			65,000	71,825

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			170,000	184,450

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			255,000	263,925

Lennar Corp. 144A company guaranty sr. unsec. notes 4 3/4s, 2022			90,000	88,200

Liberty Interactive, LLC debs. 8 1/4s, 2030			245,000	267,050

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			235,000	270,250

Limited Brands, Inc. sr. notes 5 5/8s, 2022			105,000	114,713

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			415,000	456,500

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			108,000	126,912

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			255,000	274,872

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 4.3s, 2043			610,000	593,529

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022			120,000	127,767

Marriott International, Inc. sr. unsec. unsub notes 3s, 2019			530,000	546,879

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			255,000	15,300

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			280,000	299,600

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017			225,000	240,750

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			95,000	100,463

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			135,000	143,775

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			50,000	49,875

MGM Resorts International 144A company guaranty sr. unsec. notes 8 5/8s, 2019			140,000	156,100

MGM Resorts International 144A company guaranty sr. unsec. notes 6 3/4s, 2020			155,000	158,294

Michaels Stores, Inc. company guaranty 11 3/8s, 2016			180,000	188,100

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)			666,616	706,613

Navistar International Corp. sr. notes 8 1/4s, 2021			318,000	306,870

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			280,000	284,900

New Academy Finance Co., LLC/New Academy Finance Corp. 144A sr. unsec. notes 8s, 2018(PIK)			220,000	223,300

News America Holdings, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024			350,000	440,609

News America Holdings, Inc. debs. 7 3/4s, 2045			510,000	720,830

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018 (Netherlands)			40,000	44,700

Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. notes 4 1/2s, 2020 (Netherlands)			120,000	119,400

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			295,000	328,188

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			75,000	83,250

Owens Corning company guaranty sr. unsec. notes 9s, 2019			113,000	141,533

Penske Automotive Group, Inc. 144A company guaranty sr. sub. notes 5 3/4s, 2022			195,000	200,850

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			145,000	160,769

Petco Holdings, Inc. 144A sr. notes 8 1/2s, 2017(PIK)			130,000	134,225

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			40,000	42,950

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			275,000	321,750

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			200,000	217,500

QVC Inc. 144A sr. notes 7 3/8s, 2020			155,000	172,459

Realogy Corp. company guaranty sr. unsec. sub. notes 12 3/8s, 2015			130,000	133,900

Realogy Corp. company guaranty sr. unsec. unsub. notes 11 1/2s, 2017			380,000	411,350

Realogy Corp. 144A company guaranty sr. notes 9s, 2020			55,000	61,875

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			80,000	87,200

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			55,000	62,288

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018			295,000	328,925

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			195,000	211,575

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			300,000	346,500

Rural/Metro Corp. 144A sr. unsec. notes 10 1/8s, 2019			320,000	308,800

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			400,000	426,000

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			220,000	233,750

Schaeffler Finance BV 144A company guaranty sr. notes 8 1/2s, 2019 (Germany)			495,000	556,875

Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. notes 6 5/8s, 2020			100,000	109,750

Sealy Mattress Co. 144A company guaranty sr. notes 10 7/8s, 2016			105,000	111,300

Sinclair Television Group, Inc. 144A sr. notes 6 1/8s, 2022			90,000	95,513

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			55,000	55,688

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			165,000	165,000

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 5/8s, 2022			10,000	10,800

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020			15,000	15,938

Spectrum Brands Holdings, Inc. company guaranty sr. notes 9 1/2s, 2018			265,000	300,775

Spectrum Brands Holdings, Inc. 144A sr. notes 6 3/4s, 2020			195,000	208,650

Stanley Black & Decker, Inc. company guaranty sr. unsec. unsub. notes 2.9s, 2022			550,000	555,974

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016			45,000	48,263

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			65,000	69,144

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			345,000	365,700

Tempur-Pedic International, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			40,000	41,150

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021			390,000	444,174

Time Warner, Inc. company guaranty sr. unsec. notes 3.15s, 2015			80,000	84,600

Time Warner, Inc. debs. 9.15s, 2023			25,000	36,918

Toyota Motor Credit Corp. sr. unsec. unsub. notes 3.3s, 2022			675,000	737,218

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			555,000	598,013

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			50,000	23,125

Travelport, LLC company guaranty sr. unsec. unsub. notes 9 7/8s, 2014			80,000	70,500

Travelport, LLC 144A sr. notes Ser. B, 6.306s, 2016(PIK)			46,751	38,336

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			119,000	92,225

TRW Automotive, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2014			370,000	390,350

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			240,000	247,800

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			844,000	1,186,829

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040			50,000	60,498

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			165,000	171,918

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			65,000	71,798

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			270,000	301,050

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			185,000	191,031

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			498,000	537,840

				38,171,139
Consumer staples (1.4%)

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			105,000	146,992

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			14,000	19,476

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			560,000	553,828

Anheuser-Busch InBev Worldwide, Inc. company guaranty unsec. unsub. notes 5 3/8s, 2020			325,000	395,536

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			80,000	92,400

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018			45,000	50,175

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 8 1/4s, 2019			65,000	71,825

Bunge Ltd., Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			27,000	34,741

Bunge Ltd., Finance Corp. company guaranty unsec. unsub. notes 4.1s, 2016			253,000	270,944

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			175,000	200,375

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042			400,000	390,949

Carrols Restaurant Group, Inc. 144A company guaranty sr. notes 11 1/4s, 2018			70,000	76,650

CKE Holdings, Inc. 144A sr. unsec. notes 10 1/2s, 2016(PIK)			170,920	182,457

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			180,000	170,100

Claire's Stores, Inc. 144A company guaranty sr. unsec. notes 9 5/8s, 2015			229,929	212,684

Claire's Stores, Inc. 144A sr. notes 9s, 2019			380,000	408,500

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			350,000	404,250

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			110,000	125,950

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 4 5/8s, 2023			55,000	57,475

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			570,000	605,625

Costco Wholesale Corp. sr. unsec. unsub. notes 1.7s, 2019			705,000	711,809

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037			425,000	504,150

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			295,000	330,400

Dean Foods Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2018			40,000	46,000

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			290,000	318,275

Del Monte Corp. company guaranty sr. unsec. notes 7 5/8s, 2019			100,000	104,250

Delhaize Group company guaranty sr. unsec. notes 5.7s, 2040 (Belgium)			490,000	459,290

Delhaize Group company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			140,000	144,515

Delhaize Group company guaranty sr. unsec. unsub. bonds 5 7/8s, 2014 (Belgium)			310,000	324,780

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022			165,000	237,674

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			285,000	323,831

Dole Food Co. sr. notes 13 7/8s, 2014			88,000	97,460

Dole Food Co. 144A sr. notes 8s, 2016			190,000	197,600

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			240,000	268,200

General Mills, Inc. sr. unsec. notes 5.65s, 2019			170,000	207,368

H.J. Heinz Co. sr. unsec. notes 5.35s, 2013			492,000	504,539

HDTFS, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			125,000	133,125

HDTFS, Inc. 144A company guaranty sr. notes 5 7/8s, 2020			105,000	109,725

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			95,000	104,975

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	250,000	355,318

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014			$325,000	363,188

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020			85,000	90,100

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			35,000	35,350

Kraft Foods Group, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/2s, 2040			420,000	553,627

Kraft Foods Group, Inc. 144A company guaranty sr. unsec. unsub. notes 5s, 2042			75,000	84,337

Kraft Foods, Inc. sr. unsec. notes 6 1/2s, 2017			27,000	32,977

Kroger Co. company guaranty sr. unsec. unsub. notes 6.4s, 2017			118,000	142,429

Kroger Co. sr. notes 6.15s, 2020			40,000	48,784

Landry's Acquisition Co. 144A sr. unsec. notes 9 3/8s, 2020			145,000	154,063

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			135,000	134,325

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			140,000	151,200

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			302,000	418,619

McDonald's Corp. sr. unsec. notes 5.7s, 2039			393,000	513,212

Michael Foods, Inc. company guaranty sr. unsec. notes 9 3/4s, 2018			125,000	138,125

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042			380,000	425,852

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018			346,000	466,910

Post Holdings, Inc. 144A sr. unsec. notes 7 3/8s, 2022			115,000	125,997

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			315,000	349,256

Revlon Consumer Products Corp. company guaranty notes 9 3/4s, 2015			545,000	573,613

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			225,000	231,188

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			737,000	769,244

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			205,000	218,325

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			80,000	91,400

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042			270,000	306,052

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			185,000	204,425

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016			495,000	567,243

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			365,000	416,100

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			50,000	52,875

UR Financing Escrow Corp. 144A company guaranty notes 5 3/4s, 2018			70,000	75,425

UR Financing Escrow Corp. 144A sr. unsec. notes 7 5/8s, 2022			105,000	117,338

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			110,000	115,225

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			155,000	160,425

Wok Acquisition Corp. 144A sr. unsec. notes 10 1/4s, 2020			65,000	69,388

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)			235,000	259,872

				18,410,705
Energy (2.2%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			185,000	188,238

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			105,000	111,563

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			80,000	86,200

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			80,000	73,400

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			165,000	153,038

AmeriGas Finance, LLC/AmeriGas Finance Corp. company guaranty sr. unsec. notes 7s, 2022			180,000	200,475

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			500,000	661,533

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			180,000	207,081

Anadarko Petroleum Corp. sr. unsec. unsub. notes 6.95s, 2019			215,000	271,721

Apache Corp. sr. unsec. unsub notes 3 1/4s, 2022			350,000	370,932

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040			50,000	56,837

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			40,000	37,100

Arch Coal, Inc. company guaranty sr. unsec. unsub. notes 7s, 2019			220,000	204,600

Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. 144A company guaranty sr. notes 6 5/8s, 2020			80,000	82,800

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			125,000	134,375

Aurora USA Oil & Gas Inc., 144A sr. notes 9 7/8s, 2017			195,000	208,650

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			885,000	943,702

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			650,000	765,683

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			385,000	415,800

Cenovus Energy, Inc. sr. unsec. unsub. notes 4.45s, 2042 (Canada)			760,000	792,814

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			200,000	227,500

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			230,000	249,550

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	50,000	70,095

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 6.775s, 2019			$50,000	50,250

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			260,000	245,050

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			275,000	301,813

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			65,000	68,413

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			110,000	116,050

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			105,000	71,400

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			525,000	568,313

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			310,000	335,575

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022			430,000	463,325

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			320,000	345,600

Crosstex Energy LP/Crosstex Energy Finance Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2022			80,000	83,400

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			339,000	382,223

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			50,000	55,000

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			540,000	523,800

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 9 1/8s, 2017			145,000	156,963

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			145,000	143,550

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019			200,000	178,000

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			193,000	199,273

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)			324,000	399,174

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Russia)			1,000,000	1,097,270

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			425,000	405,875

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			225,000	231,188

Halcon Resources Corp. 144A sr. unsec. notes 8 7/8s, 2021			265,000	280,900

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			20,000	20,950

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017			245,000	263,988

Hiland Partners LP / Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			105,000	112,350

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			70,000	92,983

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			245,000	245,000

Key Energy Services, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			55,000	54,725

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			370,000	407,925

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			80,000	86,800

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			355,000	396,713

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)			100,000	94,000

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			170,000	215,400

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			175,000	184,188

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			110,000	114,950

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016			275,000	203,500

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			210,000	231,525

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			510,000	596,081

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020			200,000	204,000

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			140,000	150,150

Offshore Group Investment, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			208,000	226,720

Offshore Group Investment, Ltd. 144A company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			250,000	252,500

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			190,000	217,550

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			25,000	26,813

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6s, 2018			190,000	201,875

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			410,000	416,150

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018			445,000	502,381

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			1,980,000	1,881,416

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			390,000	437,775

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			375,000	370,313

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			110,000	119,350

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			95,000	99,275

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			315,000	349,650

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			810,000	893,025

Sabine Pass LNG LP 144A sr. notes 6 1/2s, 2020			95,000	96,663

Samson Investment Co. 144A sr. unsec. notes 9 3/4s, 2020			520,000	549,900

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			60,000	64,200

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018			135,000	143,100

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018			210,000	215,250

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			570,000	604,460

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			125,000	131,875

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			110,000	117,700

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			40,000	42,800

Spectra Energy Capital, LLC sr. notes 8s, 2019			250,000	329,895

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			235,000	283,138

Suburban Propane Partners LP/Suburban Energy Finance Corp. sr. unsec. notes 7 3/8s, 2021			195,000	212,063

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			55,000	58,438

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			75,000	76,688

Unit Corp. 144A company guaranty sr. sub. notes 6 5/8s, 2021			135,000	138,544

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039			440,000	616,611

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.8s, 2037			110,000	124,681

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.35s, 2017			130,000	148,794

Whiting Petroleum Corp. company guaranty 7s, 2014			385,000	403,288

Williams Cos., Inc. (The) notes 7 3/4s, 2031			14,000	17,862

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			39,000	50,246

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			85,000	91,588

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			325,000	344,500

				27,748,397
Financials (4.0%)

Abbey National Treasury Service bank guaranty sr. unsec. unsub. notes FRN 1.893s, 2014 (United Kingdom)			285,000	284,348

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)			955,000	1,041,633

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			145,000	136,663

Aflac, Inc. sr. unsec. notes 8 1/2s, 2019			535,000	728,635

Aflac, Inc. sr. unsec. notes 6.9s, 2039			450,000	598,387

Air Lease Corp. sr. unsec. notes 5 5/8s, 2017			205,000	217,300

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			210,000	232,516

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			160,000	178,200

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			140,000	171,500

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			140,000	169,050

Ally Financial, Inc. unsec. sub. notes 8s, 2018			155,000	181,350

American Express Co. 144A sr. unsec. notes 2.65s, 2022			1,000,000	996,018

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058			464,000	604,360

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018			901,000	1,065,532

American International Group, Inc. sr. unsec. unsub. notes 4 1/4s, 2014			640,000	674,556

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			386,000	464,976

AXA SA 144A jr. unsec. sub. notes FRN 6.463s, perpetual maturity (France)			505,000	494,900

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			450,000	448,989

Bank of America Corp. sr. unsec. notes 5 3/4s, 2017			440,000	512,862

Bank of America Corp. sr. unsec. unsub. notes 6 1/2s, 2016			240,000	277,142

Bank of America NA sub. notes Ser. BKNT, 5.3s, 2017			250,000	281,178

Bank of Montreal sr. unsec. unsub. bonds 2 1/8s, 2013 (Canada)			390,000	393,308

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			615,000	633,956

Bank of New York Mellon Corp. (The) 144A sr. unsec. notes Ser. MTN, 2 1/2s, 2016			20,000	20,958

Barclays Bank PLC unsec. sub. notes 7 5/8s, 2022 (United Kingdom)			600,000	602,209

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			270,000	367,583

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)			980,000	1,084,260

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018			240,000	300,730

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 5.7s, 2014			330,000	358,602

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)			240,000	243,510

BNP Paribas SA 144A jr. unsec. sub. notes FRN 7.195s, 2049 (France)			100,000	102,500

BNP Paribas SA 144A jr. unsec. sub. notes FRN 5.186s, perpetual maturity (France)			446,000	430,390

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			200,000	205,000

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			390,000	441,180

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			85,000	92,969

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			265,000	291,500

CIT Group, Inc. sr. unsec. notes 5s, 2022			210,000	223,926

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			170,000	185,725

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			225,000	240,750

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2017			135,000	143,100

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			305,000	344,650

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			210,000	228,900

Citigroup, Inc. sub. notes 5s, 2014			599,000	630,201

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			255,000	245,438

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)			411,000	487,312

E*Trade Financial Corp. sr. notes 6 3/4s, 2016			180,000	189,450

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			215,000	220,375

GATX Financial Corp. notes 5.8s, 2016			120,000	132,734

GE Capital Trust I unsec. sub. bonds FRB 6 3/8s, 2067			975,000	1,027,406

General Electric Capital Corp. sr. unsec. FRN Ser. MTN, 0.51s, 2016			600,000	590,988

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			805,000	1,045,481

General Electric Capital Corp. unsec. sub. notes 5.3s, 2021			575,000	667,450

Genworth Financial, Inc. sr. unsec. unsub. notes 7.7s, 2020			590,000	651,365

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			990,000	1,243,445

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			164,000	183,293

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5 1/8s, 2022			205,000	236,468

HCP, Inc. sr. unsec. unsub. notes 3.15s, 2022(R)			425,000	416,960

Health Care REIT, Inc. sr. unsec. unsub. notes 3 3/4s, 2023(R)			430,000	433,099

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)			340,000	383,451

HSBC Finance Capital Trust IX FRN 5.911s, 2035			700,000	698,250

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			879,000	1,042,820

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026			385,000	390,775

Hub International Ltd. 144A company guaranty sr. notes 8 1/8s, 2018			85,000	87,338

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			585,000	628,144

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			65,000	69,713

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			245,000	259,700

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			439,000	455,463

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			145,000	148,625

iStar Financial, Inc. sr. unsec. unsub. notes Ser. B, 9s, 2017(R)			185,000	201,650

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity			1,073,000	1,215,720

JPMorgan Chase & Co. sr. notes 6s, 2018			1,282,000	1,534,794

JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017			330,000	390,667

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			210,000	233,625

Macquarie Bank Ltd. 144A sr. unsec. notes 3.45s, 2015 (Australia)			200,000	205,481

Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN, 6 7/8s, 2018			1,470,000	1,772,017

MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s, 2037			300,000	367,500

MetLife, Inc. sr. unsec. 6 3/4s, 2016			130,000	153,965

Metropolitan Life Global Funding I 144A notes 3.65s, 2018			1,255,000	1,356,164

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			115,000	124,775

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			140,000	148,050

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			120,000	132,600

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. notes 9 5/8s, 2019			60,000	67,500

Nationwide Financial Services, Inc. notes 5 5/8s, 2015			125,000	131,481

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031			210,000	258,233

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 7/8s, 2022			155,000	164,300

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 5/8s, 2020			105,000	109,988

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			55,000	54,725

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			125,000	122,813

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			520,000	535,281

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			215,000	251,013

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			165,000	183,150

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			375,000	410,492

Progressive Corp. (The) jr. unsec. sub. notes FRN 6.7s, 2037			405,000	437,400

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/4s, 2017			155,000	170,888

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			140,000	147,700

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043			420,000	434,700

Prudential Financial, Inc. jr. unsec. sub. notes FRN 8 7/8s, 2038			225,000	272,813

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)			185,000	189,212

Residential Capital LLC company guaranty jr. notes 9 5/8s, 2015 (In default)(NON)			330,000	346,500

Royal Bank of Scotland PLC (The) bank guaranty sr. unsec. unsub. notes 3.95s, 2015 (United Kingdom)			475,000	505,015

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 7 1/8s, 2014 (Russia)			110,000	115,684

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			129,000	134,868

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			600,000	615,000

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Luxembourg)			225,000	256,659

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Luxembourg)			350,000	377,563

Simon Property Group LP sr. unsec. unsub. notes 5 1/4s, 2016(R)			147,000	168,188

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022(R)			50,000	52,806

SLM Corp. sr. notes Ser. MTN, 8s, 2020			220,000	251,350

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			135,000	157,950

State Street Capital Trust IV company guaranty jr. unsec. sub. bonds FRB 1.308s, 2037			475,000	361,780

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042			385,000	381,509

Vnesheconombank Via VEB Finance PLC 144A bank guaranty, sr. unsec. unsub. bonds 6.8s, 2025 (Russia)			1,900,000	2,327,500

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015(R)			405,000	425,373

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			500,000	540,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,800,000	2,032,200

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017			250,000	299,794

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			105,000	124,358

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)			75,000	79,547

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)			485,000	565,677

Westpac Capital Trust III 144A unsec. sub. notes FRN 5.819s, perpetual maturity			295,000	294,676

Willis Group North America, Inc. company guaranty 6.2s, 2017			70,000	79,693

ZFS Finance USA Trust V 144A bonds FRB 6 1/2s, 2037			422,000	449,430

				51,983,362
Health care (1.2%)

AbbVie, Inc. 144A company guaranty sr. unsec. notes 2.9s, 2022			500,000	509,330

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			286,000	396,746

Amgen, Inc. sr. unsec. notes 3.45s, 2020			730,000	779,967

AmSurg Corp. 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			165,000	171,600

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			422,000	571,529

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			215,000	227,900

Biomet, Inc. 144A sr. unsec. notes 6 1/2s, 2020			280,000	297,500

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			295,000	316,388

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	250,000	370,636

CDRT Holding Corp. 144A sr. unsec. notes 9 1/4s, 2017(PIK)			$290,000	297,250

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			200,000	208,500

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			85,000	92,013

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			490,000	548,883

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	105,000	149,638

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$545,000	598,138

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			225,000	247,078

Endo Health Solutions, Inc. company guaranty sr. unsec. notes 7s, 2019			155,000	165,269

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			200,000	214,750

Grifols, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			235,000	258,794

HCA, Inc. sr. notes 6 1/2s, 2020			800,000	900,000

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			70,000	80,150

HCA, Inc. sr. unsec. notes 6 1/4s, 2013			48,000	48,240

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			400,000	424,500

Hologic, Inc. 144A company guaranty sr. unsec. notes 6 1/4s, 2020			60,000	64,650

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			300,000	283,500

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			110,000	115,225

Jaguar Holding Co. I 144A sr. notes 9 3/8s, 2017(PIK)			105,000	110,250

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			260,000	295,100

Kinetics Concepts/KCI USA 144A company guaranty notes 10 1/2s, 2018			450,000	471,938

Kinetics Concepts/KCI USA 144A company guaranty sr. unsec. notes 12 1/2s, 2019			135,000	128,419

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			210,000	234,150

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			150,000	163,125

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			95,000	122,214

Service Corporation International sr. notes 7s, 2019			115,000	125,925

Service Corporation International sr. unsec. unsub. notes 6 3/4s, 2016			645,000	722,400

Sky Growth Acquisition Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2020			420,000	417,900

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			200,000	214,000

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			75,000	78,563

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015			82,392	83,422

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			200,000	216,000

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018			54,000	61,425

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			305,000	335,500

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			155,000	173,600

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC company guaranty sr. unsec. unsub. notes 3s, 2015			295,000	310,019

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			170,000	188,700

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021			640,000	742,159

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			60,000	64,198

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042			550,000	544,840

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023			545,000	549,676

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			40,000	43,500

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			105,000	113,138

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			40,000	43,200

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016			10,000	7,500

VPI Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020 (Canada)			40,000	42,900

Watson Pharmaceuticals, Inc. sr. unsec. notes 4 5/8s, 2042			215,000	223,918

Watson Pharmaceuticals, Inc. sr. unsec. notes 3 1/4s, 2022			170,000	174,102

Watson Pharmaceuticals, Inc. sr. unsec. notes 1 7/8s, 2017			35,000	35,445

WellPoint, Inc. notes 7s, 2019			220,000	274,108

				15,649,508
Technology (0.9%)

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020			40,000	33,500

Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029			200,000	152,000

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015			90,000	80,100

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			300,000	280,500

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			405,000	406,013

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			110,000	110,000

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes 3.15s, 2017			825,000	896,089

CyrusOne LP / CyrusOne Finance Corp. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			80,000	83,400

Dell, Inc. sr. unsec. notes 5 7/8s, 2019			470,000	541,970

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			210,000	220,500

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			145,000	164,031

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			95,000	103,313

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			290,000	305,225

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015			933,166	955,329

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			555,000	555,000

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			200,000	207,000

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			178,000	190,905

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			88,000	97,020

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			305,000	333,213

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014			235,000	247,036

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			160,000	173,051

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			315,000	401,986

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			255,000	297,995

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022			850,000	818,202

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			130,000	145,925

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018			110,000	128,700

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			105,000	118,388

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			625,000	659,375

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015			173,000	148,780

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041			85,000	106,486

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			555,000	639,529

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)			100,000	115,875

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040			215,000	268,068

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022			485,000	489,084

Pitney Bowes, Inc. sr. unsec. unsub. notes Ser. MTN, 5 1/4s, 2037			340,000	346,843

Seagate HDD Cayman company guaranty sr. unsec. unsub. notes 7 3/4s, 2018 (Cayman Islands)			120,000	131,850

SunGard Data Systems, Inc. 144A company guaranty sr. sub. notes 6 5/8s, 2019			145,000	148,263

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			210,000	229,425

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			275,000	293,563

Xerox Corp. sr. unsec. notes 6 3/4s, 2039			336,000	401,413

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			130,000	145,293

				12,170,238
Transportation (0.3%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			340,000	360,400

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			290,000	321,175

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			240,000	283,762

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			155,000	190,227

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042			685,000	730,912

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			360,466	412,733

FedEx Corp. company guaranty sr. unsec. unsub. notes 2 5/8s, 2022			95,000	94,246

Ryder System, Inc. sr. unsec. unsub. notes 2 1/2s, 2018			470,000	478,094

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			360,000	395,100

Union Pacific Corp. 144A pass-through certificates 5.214s, 2014			115,000	122,249

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			125,084	134,465

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			60,000	36,600

				3,559,963
Utilities and power (1.5%)

AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013			412,000	415,311

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			520,000	600,600

AES Corp. (The) sr. unsec. unsub. notes 7 3/8s, 2021			330,000	366,300

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035			145,000	171,101

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			80,000	84,939

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019			45,000	60,410

Beaver Valley Funding Corp. sr. bonds 9s, 2017			87,000	88,529

Boardwalk Pipelines LP company guaranty sr. unsec. notes 5 7/8s, 2016			404,000	457,152

Bruce Mansfield Unit pass-through certificates 6.85s, 2034			203,500	211,894

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			207,000	232,358

Calpine Corp. 144A sr. notes 7 1/4s, 2017			536,000	570,840

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)			50,000	60,755

Commonwealth Edison Co. 1st mtge. 5.9s, 2036			133,000	171,579

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			275,000	293,080

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			350,000	370,125

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			580,000	601,267

Dynegy Holdings, LLC bonds 7 3/4s, 2019			415,000	2,075

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016 (In default)(NON)			80,000	42,400

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013 (In default)(NON)			35,000	18,463

Edison Mission Energy sr. unsec. notes 7.2s, 2019 (In default)(NON)			400,000	212,000

Edison Mission Energy sr. unsec. notes 7s, 2017 (In default)(NON)			5,000	2,650

El Paso Corp. sr. unsec. notes 7s, 2017			700,000	799,637

El Paso, LLC sr. notes Ser. GMTN, 7 3/4s, 2032			215,000	252,624

Electricite de France SA (EDF) 144A notes 6.95s, 2039 (France)			120,000	160,458

Electricite de France SA (EDF) 144A notes 6 1/2s, 2019 (France)			375,000	459,068

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020			100,000	111,750

Energy Future Intermediate Holding Co., LLC sr. notes 9 3/4s, 2019			265,000	294,150

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			159,000	179,273

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022			270,000	299,700

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			305,000	352,275

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			185,000	225,848

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			155,000	176,242

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			490,000	525,942

EP Energy LLC / Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			90,000	98,100

EP Energy/EP Finance, Inc. sr. unsec. notes 9 3/8s, 2020			395,000	445,363

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			65,000	68,900

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec. notes 8 1/8s, 2017			130,000	129,350

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			400,000	462,000

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			65,000	76,700

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			230,000	255,300

ITC Holdings Corp. 144A notes 5 7/8s, 2016			260,000	295,473

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			305,000	357,633

Kansas Gas and Electric Co. bonds 5.647s, 2021			60,862	68,858

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020			410,000	516,574

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			152,000	191,876

MidAmerican Funding, LLC sr. sec. bonds 6.927s, 2029			400,000	531,282

Narragansett Electric Co./The 144A sr. unsec. notes 4.17s, 2042			505,000	500,379

Nevada Power Co. mtge. sec. notes 7 1/8s, 2019			265,000	341,641

NGPL PipeCo, LLC 144A sr. notes 9 5/8s, 2019			95,000	109,250

NiSource Finance Corp. company guaranty sr. unsec. notes 6 1/8s, 2022			165,000	197,742

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			735,000	815,850

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)			450,000	447,866

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			155,000	182,265

Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034			255,000	328,543

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016			456,000	514,980

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			655,000	701,428

PSEG Power, LLC company guaranty sr. unsec. notes 5.32s, 2016			185,000	209,154

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			160,000	201,887

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067			629,000	667,526

Regency Energy Partners company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			155,000	165,463

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			10,000	11,257

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty notes 15s, 2021			185,000	62,900

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty sr. unsec. notes 10 1/2s, 2016			534,637	104,923

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			130,000	101,725

Trans-Canada Pipelines, Ltd. jr. unsec. sub. notes FRN 6.35s, 2067 (Canada)			180,000	192,939

Union Electric Co. sr. notes 6.4s, 2017			320,000	390,866

West Penn Power Co. 144A 1st mtge. 5.95s, 2017			75,000	89,496

				18,706,284

Total corporate bonds and notes (cost $224,236,748)				$244,035,688

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (11.9%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.4%)

Government National Mortgage Association Pass-Through Certificates 3s, TBA, January 1, 2043			$17,000,000	$18,071,797

				18,071,797
U.S. Government Agency Mortgage Obligations (10.5%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3s, TBA, January 1, 2043			1,000,000	1,045,313

Federal National Mortgage Association Pass-Through Certificates
5s, TBA, January 1, 2043			51,000,000	55,243,358
4s, TBA, January 1, 2043			42,000,000	45,015,470
3 1/2s, TBA, January 1, 2028			24,000,000	25,468,126
3 1/2s, TBA, December 1, 2027			5,000,000	5,312,305
3s, TBA, January 1, 2043			3,000,000	3,144,141

				135,228,713

Total U.S. government and agency mortgage obligations (cost $153,157,501)				$153,300,510

MORTGAGE-BACKED SECURITIES (3.7%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.5%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.952s, 2037			$311,731	$495,921
IFB Ser. 2979, Class AS, 23.507s, 2034			41,403	54,830
IFB Ser. 3072, Class SM, 23.03s, 2035			160,040	253,701
IFB Ser. 3072, Class SB, 22.884s, 2035			164,002	258,956
IFB Ser. 3249, Class PS, 21.585s, 2036			220,552	335,259
IFB Ser. 2990, Class LB, 16.412s, 2034			333,601	467,679
IFB Ser. 3708, Class SQ, IO, 6.341s, 2040			1,227,632	171,832
IFB Ser. 3934, Class SA, IO, 6.191s, 2041			3,155,561	562,321
IFB Ser. 4105, Class LS, IO, 5.941s, 2041			828,366	157,945
IFB Ser. 3964, Class SA, IO, 5.791s, 2041			2,049,819	301,077
Ser. 3747, Class HI, IO, 4 1/2s, 2037			97,424	7,431
Ser. 3751, Class MI, IO, 4s, 2034			1,846,947	31,897
Ser. 3391, PO, zero %, 2037			31,778	28,725
Ser. 3206, Class EO, PO, zero %, 2036			21,288	19,866
FRB Ser. 3117, Class AF, zero %, 2036			16,072	13,333
FRB Ser. 3326, Class WF, zero %, 2035			21,696	20,828
FRB Ser. 3036, Class AS, zero %, 2035			26,501	22,894

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.642s, 2036			149,357	281,690
IFB Ser. 05-45, Class DA, 23.651s, 2035			642,265	1,066,710
IFB Ser. 07-53, Class SP, 23.431s, 2037			241,262	390,360
IFB Ser. 05-75, Class GS, 19.621s, 2035			168,160	246,505
IFB Ser. 05-106, Class JC, 19.474s, 2035			104,333	166,689
IFB Ser. 05-83, Class QP, 16.849s, 2034			62,688	87,431
IFB Ser. 404, Class S13, IO, 6.19s, 2040			1,715,550	239,258
Ser. 07-14, Class KO, PO, zero %, 2037			106,477	98,382
Ser. 06-125, Class OX, PO, zero %, 2037			13,625	13,000
Ser. 06-84, Class OT, PO, zero %, 2036			14,483	13,650
Ser. 06-46, Class OC, PO, zero %, 2036			28,399	26,418

Government National Mortgage Association
IFB Ser. 10-120, Class SB, IO, 5.989s, 2035			183,843	15,858
IFB Ser. 10-20, Class SC, IO, 5.939s, 2040			64,849	10,506
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			96,399	14,508
Ser. 10-107, Class NI, IO, 4 1/2s, 2039			2,848,895	355,029
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			1,936,479	188,809
Ser. 10-85, Class MI, IO, 4 1/2s, 2036			4,182,696	309,561
Ser. 06-36, Class OD, PO, zero %, 2036			12,351	11,479

				6,740,338
Commercial mortgage-backed securities (1.7%)

Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.685s, 2049			899,000	904,862
Ser. 07-2, Class A2, 5.634s, 2049			101,144	104,416
Ser. 07-1, Class XW, IO, 0.314s, 2049			8,076,241	80,649

Banc of America Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 0.856s, 2042			5,786,172	54,616
Ser. 04-5, Class XC, IO, 0.698s, 2041			5,879,161	66,364
Ser. 02-PB2, Class XC, IO, 0.457s, 2035			1,248,405	12
Ser. 07-5, Class XW, IO, 0.38s, 2051			18,233,572	215,667

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-T28, Class AJ, 5.966s, 2042			570,000	591,700
FRB Ser. 07-PW17, Class AJ, 5.89s, 2050			758,000	667,040
Ser. 04-PR3I, Class X1, IO, 0.961s, 2041			2,087,095	21,361

Bear Stearns Commercial Mortgage Securities, Inc. 144A Ser. 06-PW14, Class X1, IO, 0.163s, 2038			9,878,926	192,639

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.134s, 2049			63,242,896	917,022

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.379s, 2049			8,076,669	100,958
Ser. 07-CD4, Class XC, IO, 0.142s, 2049			45,649,617	342,372
Ser. 07-CD5, Class XS, IO, 0.036s, 2044			2,628,343	10,345

Commercial Mortgage Pass-Through Certificates FRB Ser. 05-LP5, Class D, 5.098s, 2043			627,000	642,687

Commercial Mortgage Pass-Through Certificates 144A Ser. 06-C8, Class XS, IO, 0.158s, 2046			37,267,439	476,277

Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.762s, 2039			450,285	453,701
Ser. 06-C5, Class AX, IO, 0.161s, 2039			15,568,898	214,851

Credit Suisse Mortgage Capital Certificates 144A Ser. 07-C2, Class AX, IO, 0.071s, 2049			42,613,840	158,136

CS First Boston Mortgage Securities Corp.
Ser. 05-C6, Class AJ, 5.23s, 2040			294,000	315,756
Ser. 05-C5, Class AJ, 5.1s, 2038			164,000	175,037

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			364,881	395,896
Ser. 03-C3, Class AX, IO, 1.696s, 2038			5,854,164	6,832
Ser. 02-CP3, Class AX, IO, 1.193s, 2035			840,859	3,954

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.094s, 2020			790,427	15,809

First Union National Bank-Bank of America Commercial Mortgage Trust 144A Ser. 01-C1, Class 3, IO, 1.611s, 2033			224,756	2

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.959s, 2032			63,326	36,888

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C3, Class XC, IO, 0.139s, 2045			160,804,820	673,833
Ser. 07-C1, Class XC, IO, 0.102s, 2049			57,643,034	422,466

GE Commercial Mortgage Corporation Trust FRB Ser. 05-C1, Class B, 4.846s, 2048			594,000	619,429

GMAC Commercial Mortgage Securities, Inc. Ser. 05-C1, Class X1, IO, 0.609s, 2043			9,697,804	121,746

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2, 5.506s, 2038			106,483	109,678

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030(F)			109,464	112,189
FRB Ser. 03-C1, Class J, 5.309s, 2040			424,000	424,000
Ser. 06-GG6, Class XC, IO, 0.089s, 2038			24,875,762	43,408

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.077s, 2051			459,000	431,460
FRB Ser. 07-LD12, Class A3, 5.93s, 2051			741,000	788,274
FRB Ser. 04-CB9, Class B, 5.662s, 2041			329,000	337,719
FRB Ser. 05-LDP3, Class AJ, 4.997s, 2042			112,000	119,018
Ser. 06-LDP8, Class X, IO, 0.538s, 2045			13,526,837	216,741
Ser. 07-LDPX, Class X, IO, 0.306s, 2049			31,593,472	291,450

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 05-CB12, Class X1, IO, 0.339s, 2037			7,801,738	62,430
Ser. 06-LDP6, Class X1, IO, 0.042s, 2043			19,457,891	70,321

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031(F)			149,428	151,680
Ser. 99-C1, Class G, 6.41s, 2031			159,961	161,711
Ser. 98-C4, Class G, 5.6s, 2035			112,722	114,785
Ser. 98-C4, Class H, 5.6s, 2035			223,000	242,401

LB-UBS Commercial Mortgage Trust
FRB Ser. 08-C1, Class AM, 6.157s, 2041			322,000	368,175
Ser. 06-C7, Class A2, 5.3s, 2038			483,193	483,193
Ser. 04-C6, Class E, 5.177s, 2036			331,000	336,462
Ser. 07-C2, Class XW, IO, 0.498s, 2040			3,713,908	66,910

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.648s, 2038			8,115,263	166,606
Ser. 05-C2, Class XCL, IO, 0.342s, 2040			17,687,366	115,339
Ser. 06-C7, Class XCL, IO, 0.29s, 2038			15,265,032	258,758
Ser. 05-C7, Class XCL, IO, 0.21s, 2040			23,591,077	133,077

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.402s, 2028			11,481	1

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.849s, 2050			254,000	270,099
Ser. 05-CKI1, Class AJ, 5.263s, 2037			203,000	209,192

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.85s, 2039			7,173,704	75,683
Ser. 05-MCP1, Class XC, IO, 0.18s, 2043			10,719,319	120,496

Mezz Cap Commercial Mortgage Trust 144A
Ser. 06-C4, Class X, IO, 6.142s, 2045			1,775,883	187,711
Ser. 05-C3, Class X, IO, 5.81s, 2044			517,909	36,357
Ser. 07-C5, Class X, IO, 5.244s, 2049			472,304	33,770

Morgan Stanley Capital I Trust
FRB Ser. 06-T23, Class A2, 5.749s, 2041			479,252	484,217
Ser. 07-IQ14, Class A2, 5.61s, 2049			229,624	237,225
Ser. 07-HQ12, Class A2FX, 5.575s, 2049			291,247	301,178
FRB Ser. 07-HQ12, Class A2, 5.592s, 2049			640,743	669,577

Morgan Stanley Capital I Trust 144A Ser. 03-IQ6, Class C, 5.129s, 2041			430,000	447,114

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.843s, 2043			561,714	578,313

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1, 6s, 2030			127,000	135,255

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			404,291	60,644

UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C4, Class XA, IO, 1.901s, 2045			2,532,000	325,995

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.997s, 2045			332,000	307,930
FRB Ser. 07-C34, Class AJ, 5.974s, 2046			648,000	609,120
Ser. 07-C30, Class A3, 5.246s, 2043			210,097	214,487
Ser. 06-C29, IO, 0.385s, 2048			64,595,901	893,361
Ser. 07-C34, IO, 0.345s, 2046			9,493,251	114,868

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 03-C8, Class F, 5.442s, 2035			365,000	383,141
Ser. 05-C18, Class XC, IO, 0.331s, 2042			16,604,859	116,234
Ser. 06-C26, Class XC, IO, 0.044s, 2045			11,596,496	26,208

WAMU Commercial Mortgage Securities Trust 144A Ser. 05-C1A, Class G, 5.72s, 2036			46,000	40,250

				21,487,534
Residential mortgage-backed securities (non-agency) (1.5%)

Adjustable Rate Mortgage Trust FRB Ser. 06-2, 5.338s, 2036			3,319,289	2,672,027

American Home Mortgage Assets Ser. 07-5, Class XP, IO, PO, zero %, 2047			9,179,442	1,071,413

American Home Mortgage Investment Trust Ser. 07-1, Class GIOP, IO, 2.078s, 2047			980,372	147,056

Barclays Capital, LLC Trust
FRB Ser. 12-RR10, Class 9A2, 2.662s, 2035			170,000	125,800
Ser. 12-RR10, Class 4A2, 2.626s, 2036			170,000	136,000

Barclays Capital, LLC Trust 144A
Ser. 12-RR11, Class 9A3, 21.132s, 2037			61,055	57,162
FRB Ser. 12-RR11, Class 5A3, 13.492s, 2037			140,041	84,725
Ser. 12-RR11, Class 9A2, 4s, 2037			118,870	118,573
Ser. 12-RR11, Class 3A2, 4s, 2036			337,147	336,304
FRB Ser. 12-RR11, Class 5A2, 4s, 2037			198,290	197,299
FRB Ser. 12-RR12, Class 4A2, 2.917s, 2036			420,000	229,282
Ser. 12-RR11, Class 6A2, 2.614s, 2036			636,010	368,886
Ser. 12-RR11, Class 11A2, 2.6s, 2036			1,754,147	1,078,800
Ser. 09-RR7, Class 1A7, IO, 1.798s, 2046			6,276,790	266,764
Ser. 09-RR7, Class 2A7, IO, 1.58s, 2047			14,257,095	588,818

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046			2,280,517	64,083
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036			1,659,604	24,396

Chase Mortgage Finance Corp. FRB Ser. 05-A2, Class 1A5, 2.846s, 2036			486,557	416,006

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-AR3, Class 1A2A, 5.595s, 2036			610,159	562,872

Countrywide Alternative Loan Trust Ser. 07-19, Class 1A34, 6s, 2037			1,215,240	996,497

Countrywide Home Loans Ser. 06-9, Class A2, 6s, 2036			437,475	393,727

Greenpoint Mortgage Funding Trust Ser. 06-AR3, Class 4X, IO, 1s, 2036			1,690,878	70,848

GSR Mortgage Loan Trust FRB Ser. 06-AR1, Class 2A4, 2.774s, 2036			2,650,000	2,027,250

JPMorgan Mortgage Trust FRB Ser. 07-A4, Class 2A3, 5.547s, 2037			1,241,801	1,055,531

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, IO, PO, 0.8s, 2047			1,481,778	49,047

Structured Asset Mortgage Investments, Inc. Ser. 06-AR8, Class X, IO, 0.4s, 2036			4,950,120	80,687

WAMU Mortgage Pass-Through Certificates
FRB Ser. 07-HY1, Class 4A1, 2.685s, 2037			786,988	633,526
FRB Ser. 07-HY2, Class 1A1, 2.643s, 2036			873,918	694,765
FRB Ser. 06-AR1, Class 2A1B, 1.235s, 2046			1,961,022	1,696,284
FRB Ser. 06-AR13, Class 1A, 1.046s, 2046			1,758,657	1,301,406
FRB Ser. 06-AR15, Class 1A, 1.006s, 2046			431,207	338,497
FRB Ser. 05-AR9, Class A1C3, 0.69s, 2045			825,148	701,376
FRB Ser. 05-AR15, Class A1A2, 0.49s, 2045			429,812	367,489

Wells Fargo Mortgage Backed Securities Trust Ser. 05-9, Class 2A9, 5 1/4s, 2035			300,000	310,875

				19,264,071

Total mortgage-backed securities (cost $42,498,522)				$47,491,943

COMMODITY LINKED NOTES (0.9%)(a)(CLN)
			Principal amount	Value

Deutsche Bank AG/London 144A sr. unsec. notes Ser. A, 1-month LIBOR less 0.16%, 2013 (Indexed to the DB Custom Commodity Index: 75% S&P GSCI Gold Index TR and 25% S&P GSCI Light Energy Index TR multiplied by 3) (United Kingdom)			$4,067,000	$4,775,878

Deutsche Bank AG/London 144A sr. unsec. notes zero %, 2013 (United Kingdom)			1,055,000	915,107

UBS AG/London 144A notes 1-month LIBOR less 0.10%, 2013 (Indexed to the UBS Custom Commodity Index: 75% S&P GSCI Gold Index TR and 25% S&P GSCI Light Energy Index TR multiplied by 3) (Jersey)			4,067,000	4,779,299

UBS AG/London 144A zero %, 2013 (Jersey)			1,055,000	917,015

Total commodity Linked Notes (cost $10,244,000)				$11,387,299

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.8%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$115,000	$95,450

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			880,000	888,800

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			3,660,000	3,323,280

Croatia (Republic of) 144A unsec. notes 6 1/4s, 2017			200,000	218,036

Indonesia (Republic of) 144A notes 5 1/4s, 2042			875,000	1,016,094

Indonesia (Republic of) 144A sr. unsec. notes 4 7/8s, 2021			560,000	644,000

Poland (Government of) sr. unsec. bonds 5s, 2022			710,000	838,510

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024			790,000	892,700

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017			175,000	170,625

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			2,400,000	2,424,000

Total foreign government and agency bonds and notes (cost $10,243,273)				$10,511,495

INVESTMENT COMPANIES (0.8%)(a)
			Shares	Value

iShares MSCI EAFE Index Fund			2,360	$134,095

iShares Russell 2000 Growth Index Fund			4,220	402,208

SPDR S&P 500 ETF Trust			66,894	9,533,733

Total investment Companies (cost $9,216,467)				$10,070,036

SENIOR LOANS (0.4%)(a)(c)
			Principal amount	Value

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015			$298,996	$298,622

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B1, 5 1/2s, 2017			40,538	40,820

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.46s, 2018			612,546	546,314

Clear Channel Communications, Inc. bank term loan FRN Ser. A, 3.609s, 2014			94,198	91,466

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			162,989	163,125

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018			186,287	187,451

First Data Corp. bank term loan FRN 5.211s, 2017			68,903	67,180

First Data Corp. bank term loan FRN 4.211s, 2018			647,458	615,805

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016			147,316	122,088

Intelsat SA bank term loan FRN 3.21s, 2014 (Luxembourg)			540,000	539,325

Landry's, Inc. bank term loan FRN Ser. B, 6 1/2s, 2017			148,600	150,040

Level 3 Financing, Inc. bank term loan FRN 5 1/4s, 2019			160,000	161,250

Motor City Casino bank term loan FRN 6s, 2017			345,710	346,349

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			195,000	195,108

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018			173,250	175,813

Revlon Consumer Products Corp. bank term loan FRN 4 3/4s, 2017			296,250	297,842

Springleaf Financial Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			160,000	158,950

SRAM Corp. bank term loan FRN 8 1/2s, 2018			75,000	75,750

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.746s, 2017			933,336	625,002

Thomson Learning bank term loan FRN Ser. B, 2.71s, 2014			57,307	45,034

Univision Communications, Inc. bank term loan FRN 4.459s, 2017			69,168	67,957

West Corp. bank term loan FRN Ser. B5, 5 1/2s, 2016			59,574	60,334

Total senior loans (cost $5,220,184)				$5,031,625

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			499	$490,096

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			15,485	412,675

M/I Homes, Inc. $2.438 pfd.(NON)			8,923	204,337

Samsung Electronics Co., Ltd. zero % cum. pfd. (South Korea)			470	375,854

Total preferred stocks (cost $1,174,747)				$1,482,962

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

Altra Holdings, Inc. cv. company guaranty sr. unsec. notes 2 3/4s, 2031			$165,000	$180,469

Exide Technologies cv. sr. sub. notes FRN zero %, 2013			202,000	187,860

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			39,000	61,815

Navistar International Corp. cv. sr. unsec. sub. notes 3s, 2014			253,000	231,021

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			60,000	65,288

Total convertible bonds and notes (cost $665,830)				$726,453

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties cv. pfd. Ser. C, $1.44			7,508	$164,801

General Motors Co. Ser. B, $2.375 cv. pfd.			5,621	249,404

United Technologies Corp. $3.75 cv. pfd.			2,600	144,846

Total convertible preferred stocks (cost $548,277)				$559,051

MUNICIPAL BONDS AND NOTES (—%)(a)
			Principal amount	Value

IL State G.O. Bonds
4.421s, 1/1/15			$105,000	$111,529
4.071s, 1/1/14			315,000	324,554

Total municipal bonds and notes (cost $420,000)				$436,083

PURCHASED SWAP OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration		Contract
Fixed right % to receive or (pay)/ Floating rate index/ Maturity date	date/ strike		amount	Value

Credit Suisse International

(2.25)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.25		$4,581,000	$12,231

Deutsche Bank AG

(2.25)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.25		4,581,000	12,231

Goldman Sachs International

(2.25)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.25		4,581,000	12,231

JPMorgan Chase Bank N.A.

(2)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2		9,467,000	68,068

1.5/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/1.5		9,467,000	11,456

Total purchased swap options outstanding (cost $278,364)				$116,217

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	37	$1,103

Hartalega Holdings Bhd (Malaysia)	5/29/15	MYR 4.14	4,020	1,485

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$0.01	50,760	10,152

Total warrants (cost $10,263)				$12,740

SHORT-TERM INVESTMENTS (29.2%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.21%(d)			1,417,257	$1,417,257

Putnam Money Market Liquidity Fund 0.14%(AFF)			283,638,885	283,638,885

SSgA Prime Money Market Fund 0.08%(P)			4,950,000	4,950,000

Straight-A Funding, LLC 144A commercial paper with an effective yield of 0.178%, February 5, 2013			$10,500,000	10,498,163

Straight-A Funding, LLC 144A commercial paper with an effective yield of 0.178%, January 14, 2013			18,208,000	18,206,816

Straight-A Funding, LLC 144A commercial paper with effective yields ranging from 0.174% to 0.178%, January 8, 2013			5,000,000	4,999,825

Straight-A Funding, LLC 144A commercial paper with effective yields ranging from 0.174% to 0.178%, January 7, 2013			5,000,000	4,999,850

U.S. Treasury Bills with an effective yield of 0.147%, November 14, 2013(SEG)(SEGSF)(SEGCCS)			25,000,000	24,968,775

U.S. Treasury Bills with effective yields ranging from 0.157% to 0.170%, October 17, 2013(SEG)(SEGSF)			21,376,000	21,353,363

Total short-term investments (cost $375,025,275)				$375,032,934

TOTAL INVESTMENTS

Total investments (cost $1,352,342,109)(b)				$1,437,605,168

FORWARD CURRENCY CONTRACTS at 12/31/12 (aggregate face value $294,130,743) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Sell	1/16/13	$25,345	$1,889	$(23,456)
	Japanese Yen	Sell	1/16/13	1,253,012	1,280,453	27,441
	Peruvian New Sol	Buy	1/16/13	1,170,587	1,166,355	4,232
	Swedish Krona	Buy	1/16/13	594,792	582,470	12,322
Barclays Bank PLC
	Australian Dollar	Buy	1/16/13	1,357,917	1,359,967	(2,050)
	Brazilian Real	Buy	1/16/13	775,616	744,861	30,755
	British Pound	Sell	1/16/13	2,625,344	2,599,023	(26,321)
	Canadian Dollar	Sell	1/16/13	2,567,098	2,567,556	458
	Chilean Peso	Buy	1/16/13	1,348,448	1,359,512	(11,064)
	Czech Koruna	Sell	1/16/13	791,064	779,051	(12,013)
	Euro	Buy	1/16/13	9,179,427	9,046,062	133,365
	Hong Kong Dollar	Sell	1/16/13	739,987	740,042	55
	Indonesian Rupiah	Sell	1/16/13	387,719	387,764	45
	Japanese Yen	Buy	1/16/13	373,570	480,406	(106,836)
	Malaysian Ringgit	Buy	1/16/13	1,360,413	1,362,533	(2,120)
	Mexican Peso	Buy	1/16/13	2,223,061	2,235,152	(12,091)
	New Zealand Dollar	Sell	1/16/13	396,859	395,260	(1,599)
	Polish Zloty	Buy	1/16/13	1,185,178	1,158,587	26,591
	Russian Ruble	Buy	1/16/13	1,171,189	1,160,807	10,382
	Singapore Dollar	Buy	1/16/13	1,339,569	1,344,176	(4,607)
	South Korean Won	Buy	1/16/13	113,489	111,867	1,622
	Swedish Krona	Sell	1/16/13	862,243	858,564	(3,679)
	Taiwan Dollar	Buy	1/16/13	636,428	636,056	372
	Turkish Lira	Buy	1/16/13	1,696,308	1,688,217	8,091
Citibank, N.A.
	Australian Dollar	Buy	1/16/13	3,875,183	3,881,985	(6,802)
	Brazilian Real	Sell	1/16/13	2,035,822	1,967,798	(68,024)
	British Pound	Sell	1/16/13	3,857,122	3,817,921	(39,201)
	Canadian Dollar	Sell	1/16/13	1,298,122	1,298,090	(32)
	Czech Koruna	Sell	1/16/13	791,075	779,445	(11,630)
	Danish Krone	Buy	1/16/13	886,743	880,734	6,009
	Euro	Buy	1/16/13	2,192,285	2,150,158	42,127
	Japanese Yen	Sell	1/16/13	1,253,012	1,280,937	27,925
	South Korean Won	Buy	1/16/13	1,208,690	1,206,270	2,420
	Turkish Lira	Buy	1/16/13	1,255,849	1,255,394	455
Credit Suisse International
	Australian Dollar	Sell	1/16/13	10,968,324	10,981,975	13,651
	Brazilian Real	Buy	1/16/13	1,768,442	1,726,596	41,846
	British Pound	Sell	1/16/13	4,480,726	4,441,491	(39,235)
	Canadian Dollar	Sell	1/16/13	4,439,002	4,437,512	(1,490)
	Chinese Yuan	Buy	1/16/13	770,834	772,122	(1,288)
	Czech Koruna	Sell	1/16/13	791,075	780,052	(11,023)
	Euro	Buy	1/16/13	12,612,603	12,474,477	138,126
	Indonesian Rupiah	Sell	1/16/13	387,719	388,610	891
	Japanese Yen	Sell	1/16/13	4,520,607	4,747,039	226,432
	Mexican Peso	Buy	1/16/13	2,031,208	2,043,442	(12,234)
	New Zealand Dollar	Sell	1/16/13	1,203,623	1,203,552	(71)
	Norwegian Krone	Sell	1/16/13	2,289,740	2,263,934	(25,806)
	Philippines Peso	Buy	1/16/13	696,933	700,576	(3,643)
	Polish Zloty	Buy	1/16/13	1,732,612	1,720,782	11,830
	Russian Ruble	Buy	1/16/13	1,370,427	1,361,564	8,863
	South African Rand	Buy	1/16/13	137,800	131,761	6,039
	South Korean Won	Buy	1/16/13	218,891	216,121	2,770
	Swedish Krona	Buy	1/16/13	1,097,995	1,081,253	16,742
	Swiss Franc	Sell	1/16/13	268,803	286,198	17,395
	Taiwan Dollar	Buy	1/16/13	90,667	90,755	(88)
	Turkish Lira	Buy	1/16/13	1,516,199	1,511,238	4,961
Deutsche Bank AG
	Australian Dollar	Buy	1/16/13	9,681,161	9,697,969	(16,808)
	Brazilian Real	Buy	1/16/13	775,616	748,788	26,828
	British Pound	Sell	1/16/13	2,682,360	2,671,068	(11,292)
	Canadian Dollar	Sell	1/16/13	2,554,233	2,554,299	66
	Euro	Sell	1/16/13	5,630,081	5,550,134	(79,947)
	Polish Zloty	Buy	1/16/13	789,516	771,596	17,920
	Singapore Dollar	Buy	1/16/13	1,605,781	1,609,771	(3,990)
	South Korean Won	Buy	1/16/13	1,380,170	1,375,748	4,422
	Swedish Krona	Sell	1/16/13	1,327,398	1,301,123	(26,275)
	Turkish Lira	Buy	1/16/13	965,512	960,851	4,661
Goldman Sachs International
	Australian Dollar	Buy	1/16/13	2,052,696	2,056,240	(3,544)
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/16/13	2,563,744	2,566,910	(3,166)
	British Pound	Sell	1/16/13	2,635,253	2,608,464	(26,789)
	Canadian Dollar	Sell	1/16/13	1,275,609	1,275,219	(390)
	Euro	Buy	1/16/13	1,253,960	1,258,086	(4,126)
	Japanese Yen	Sell	1/16/13	1,090,348	1,100,059	9,711
	Norwegian Krone	Sell	1/16/13	1,790,798	1,770,944	(19,854)
	Philippines Peso	Buy	1/16/13	1,168,772	1,172,297	(3,525)
	Russian Ruble	Buy	1/16/13	1,604,210	1,581,340	22,870
	South Korean Won	Buy	1/16/13	1,311,071	1,307,991	3,080
	Turkish Lira	Buy	1/16/13	850,307	847,101	3,206
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/16/13	4,741,660	4,750,372	(8,712)
	Brazilian Real	Buy	1/16/13	775,616	747,521	28,095
	British Pound	Buy	1/16/13	3,722,134	3,684,480	37,654
	Canadian Dollar	Sell	1/16/13	3,060,376	3,060,240	(136)
	Chilean Peso	Buy	1/16/13	1,348,448	1,361,515	(13,067)
	Chinese Yuan	Buy	1/16/13	770,850	772,138	(1,288)
	Czech Koruna	Sell	1/16/13	791,075	779,233	(11,842)
	Euro	Sell	1/16/13	6,946,219	6,891,228	(54,991)
	Hong Kong Dollar	Buy	1/16/13	739,987	740,026	(39)
	Hong Kong Dollar	Sell	1/16/13	739,987	740,061	74
	Japanese Yen	Buy	1/16/13	4,582,854	4,829,288	(246,434)
	Malaysian Ringgit	Buy	1/16/13	1,360,380	1,363,080	(2,700)
	Mexican Peso	Buy	1/16/13	1,379,445	1,372,631	6,814
	New Zealand Dollar	Sell	1/16/13	417,007	415,096	(1,911)
	Norwegian Krone	Sell	1/16/13	1,412,945	1,392,503	(20,442)
	Polish Zloty	Buy	1/16/13	1,169,497	1,144,233	25,264
	Russian Ruble	Buy	1/16/13	1,604,210	1,576,569	27,641
	South Korean Won	Buy	1/16/13	101,694	100,213	1,481
	Swedish Krona	Buy	1/16/13	1,309,213	1,303,981	5,232
	Taiwan Dollar	Buy	1/16/13	1,557,353	1,561,547	(4,194)
	Turkish Lira	Buy	1/16/13	867,260	863,991	3,269
Royal Bank of Scotland PLC (The)
	Euro	Buy	1/16/13	813,972	805,280	8,692
	Euro	Sell	1/16/13	813,972	806,106	(7,866)
	Swiss Franc	Buy	1/16/13	3,675,313	3,633,179	42,134
	Swiss Franc	Sell	1/16/13	3,675,313	3,647,691	(27,622)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/16/13	3,901,949	3,908,911	(6,962)
	Brazilian Real	Buy	1/16/13	1,764,250	1,713,934	50,316
	British Pound	Sell	1/16/13	4,375,628	4,331,766	(43,862)
	Canadian Dollar	Sell	1/16/13	2,777,153	2,777,644	491
	Colombian Peso	Buy	1/16/13	1,185,290	1,168,850	16,440
	Czech Koruna	Sell	1/16/13	791,075	778,884	(12,191)
	Euro	Buy	1/16/13	2,190,701	2,160,781	29,920
	Indonesian Rupiah	Sell	1/16/13	387,719	388,529	810
	Japanese Yen	Buy	1/16/13	220,201	311,708	(91,507)
	Mexican Peso	Buy	1/16/13	918,054	913,429	4,625
	New Zealand Dollar	Sell	1/16/13	397,024	395,396	(1,628)
	Norwegian Krone	Sell	1/16/13	2,620,041	2,572,773	(47,268)
	Polish Zloty	Buy	1/16/13	1,550,833	1,536,839	13,994
	South Korean Won	Buy	1/16/13	326,593	322,164	4,429
	Swedish Krona	Buy	1/16/13	1,356,928	1,335,652	21,276
	Swiss Franc	Sell	1/16/13	1,360,745	1,365,427	4,682
	Thai Baht	Buy	1/16/13	682,422	680,039	2,383
	Turkish Lira	Buy	1/16/13	858,699	855,081	3,618
UBS AG
	Australian Dollar	Buy	1/16/13	7,890,836	7,904,832	(13,996)
	British Pound	Sell	1/16/13	2,729,305	2,702,066	(27,239)
	Canadian Dollar	Sell	1/16/13	2,704,589	2,704,528	(61)
	Czech Koruna	Sell	1/16/13	791,075	778,880	(12,195)
	Euro	Buy	1/16/13	12,257,893	12,113,788	144,105
	Japanese Yen	Sell	1/16/13	3,917,623	4,230,775	313,152
	Mexican Peso	Buy	1/16/13	1,148,035	1,164,965	(16,930)
	New Zealand Dollar	Sell	1/16/13	345,827	344,451	(1,376)
	Norwegian Krone	Buy	1/16/13	6,098,731	5,983,617	115,114
	Philippines Peso	Buy	1/16/13	494,832	497,175	(2,343)
	Russian Ruble	Buy	1/16/13	1,604,210	1,581,900	22,310
	Singapore Dollar	Buy	1/16/13	1,116,171	1,118,684	(2,513)
	Swiss Franc	Buy	1/16/13	3,675,313	3,648,214	27,099
	Taiwan Dollar	Buy	1/16/13	331,128	330,877	251
	Thai Baht	Buy	1/16/13	486,242	484,544	1,698
	Turkish Lira	Buy	1/16/13	1,750,970	1,748,502	2,468
WestPac Banking Corp.
	Australian Dollar	Buy	1/16/13	2,509,589	2,513,655	(4,066)
	British Pound	Sell	1/16/13	2,677,812	2,666,539	(11,273)
	Canadian Dollar	Sell	1/16/13	2,564,083	2,564,097	14
	Euro	Sell	1/16/13	11,918,364	11,787,253	(131,111)
	Mexican Peso	Buy	1/16/13	692,199	688,982	3,217

Total						$431,865

FUTURES CONTRACTS OUTSTANDING at 12/31/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 3 yr (Short)	37	$4,208,791	Mar-13	$(6,546)
Australian Government Treasury Bond 10 yr (Long)	97	12,421,828	Mar-13	9,285
Canadian Government Bond 10 yr (Long)	23	3,134,030	Mar-13	(2,867)
Euro STOXX 50 Index (Short)	544	18,777,092	Mar-13	120,274
FTSE 100 Index (Short)	322	30,589,302	Mar-13	277,621
Japanese Government Bond 10 yr Mini (Short)	1	165,776	Mar-13	988
MSCI EAFE Index Mini (Long)	67	5,428,005	Mar-13	81,271
NASDAQ 100 Index E-Mini (Short)	389	20,657,845	Mar-13	78,153
OMXS 30 Index (Short)	315	5,365,727	Jan-13	7,266
Russell 2000 Index Mini (Long)	597	50,542,020	Mar-13	305,439
Russell 2000 Index Mini (Short)	67	5,672,220	Mar-13	(140,164)
S&P 500 Index E-Mini (Long)	2,539	180,281,695	Mar-13	(132,028)
S&P 500 Index E-Mini (Short)	227	16,118,135	Mar-13	10,896
S&P Mid Cap 400 Index E-Mini (Long)	332	33,800,920	Mar-13	299,796
S&P Mid Cap 400 Index E-Mini (Short)	329	33,495,490	Mar-13	261,583
SGX MSCI Singapore Index (Short)	38	2,240,399	Jan-13	3,546
SPI 200 Index (Short)	50	5,991,854	Mar-13	(42,733)
Tokyo Price Index (Long)	169	16,805,390	Mar-13	1,460,206
Tokyo Price Index (Short)	152	15,114,907	Mar-13	(1,314,900)
U.K. Gilt 10 yr (Long)	133	25,692,885	Mar-13	(46,171)
U.S. Treasury Bond 30 yr (Long)	229	33,777,500	Mar-13	(472,750)
U.S. Treasury Bond Ultra 30 yr (Long)	50	8,129,688	Mar-13	(170,017)
U.S. Treasury Bond Ultra 30 yr (Short)	1	162,594	Mar-13	3,395
U.S. Treasury Note 2 yr (Long)	217	47,841,719	Mar-13	13,150
U.S. Treasury Note 2 yr (Short)	151	33,290,781	Mar-13	(12,084)
U.S. Treasury Note 5 yr (Long)	384	47,775,000	Mar-13	(18,730)
U.S. Treasury Note 5 yr (Short)	48	5,971,875	Mar-13	2,159
U.S. Treasury Note 10 yr (Long)	156	20,713,875	Mar-13	(71,921)
U.S. Treasury Note 10 yr (Short)	347	46,075,094	Mar-13	198,231

Total				$702,348

	WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/12 (premiums $152,191) (Unaudited)

	Counterparty		Contract
	Fixed Obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike	amount	Value

	Deutsche Bank AG
	(1.75)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/1.75	$3,953,000	$25,695
	1.75/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/1.75	3,953,000	69,573

	Total			$95,268
(E)	Extended effective date.

TBA SALE COMMITMENTS OUTSTANDING at 12/31/12 (proceeds receivable $5,303,711) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3 1/2s, December 1, 2027	$5,000,000	12/18/12	$5,312,305

Total			$5,312,305

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/12 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Barclays Bank PLC
		$1,993,000	(E)	$658	3/20/15	0.45%	3 month USD-LIBOR-BBA	$(897)
		742,000	(E)	21,734	3/20/43	3 month USD-LIBOR-BBA	2.60%	(8,481)
		446,000	(E)	6,688	3/20/23	3 month USD-LIBOR-BBA	1.75%	1,737
		24,538,000	(E)	34,907	3/20/18	3 month USD-LIBOR-BBA	0.90%	32,699
		16,900,000	(E)	(17,672)	3/20/15	3 month USD-LIBOR-BBA	0.45%	(4,490)
		5,541,000	(E)	(53,689)	3/20/23	1.75%	3 month USD-LIBOR-BBA	7,816
	GBP	2,430,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(609,002)
	Citibank, N.A.
		$252,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	7,419
	Credit Suisse International
		6,128,000	(E)	7,095	3/20/15	0.45%	3 month USD-LIBOR-BBA	2,315
		6,589,000	(E)	(62,107)	3/20/23	1.75%	3 month USD-LIBOR-BBA	11,030
		477,000	(E)	3,855	3/20/23	3 month USD-LIBOR-BBA	1.75%	(1,440)
		12,599,000	(E)	(773)	3/20/18	0.90%	3 month USD-LIBOR-BBA	361
		1,974,000	(E)	(52,005)	3/20/43	2.60%	3 month USD-LIBOR-BBA	28,376
	MXN	30,380,000		—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	189,453
	Deutsche Bank AG
		$49,989,000	(E)	62,980	3/20/15	0.45%	3 month USD-LIBOR-BBA	23,988
		1,609,000	(E)	10,846	3/20/23	3 month USD-LIBOR-BBA	1.75%	(7,014)
		1,867,000	(E)	(1,460)	3/20/18	3 month USD-LIBOR-BBA	0.90%	(1,628)
	MXN	30,380,000		—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	198,075
	Goldman Sachs International
		$1,723,000	(E)	21,828	3/20/23	3 month USD-LIBOR-BBA	1.75%	2,704
		2,075,000	(E)	(715)	3/20/15	3 month USD-LIBOR-BBA	0.45%	904
		257,000	(E)	12,751	3/20/43	3 month USD-LIBOR-BBA	2.60%	2,286
	GBP	2,430,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	296,173
	JPMorgan Chase Bank N.A.
	CAD	2,470,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	(62,859)
	CAD	3,922,000		—	5/2/15	3 month CAD-BA-CDOR	1.6575%	22,627
	MXN	10,354,000		—	9/11/20	6.82%	1 month MXN-TIIE-BANXICO	(61,271)
	MXN	13,389,000		—	9/14/20	6.82%	1 month MXN-TIIE-BANXICO	(79,090)
	MXN	4,340,000		—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	29,163
	MXN	49,187,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	(182,238)
	MXN	7,830,000		—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	43,858

	Total							$(117,426)
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/12 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation
	Notional amount		received (paid)	date	fund per annum	fund per annum

	$272,000	(E)	$(2,464)	3/20/23	1.75%	3 month USD-LIBOR-BBA	$556

	Total						$556
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/12 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$5,600,834	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$1,235
	1,171,255	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	258
	17,659	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	38
	96,561	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(137)
	4,700,000	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(84,440)
	45,530	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	72
	685,074	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	151
	114,100	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	215
	924,750	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	3,813
	1,712,563	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,690
	1,029,619	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,617
	192,092	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	362
	623,456	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,175
	452,065	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	852
Citibank, N.A.
	791,564	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,243
	774,003	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,216
baskets	501	2/13/13	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL2) of common stocks	(148,517)
units	7,226	2/13/13	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	(1,191,480)
units	4,318	2/13/13	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	(711,986)
Credit Suisse International
	$4,509,256	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	19,991
Goldman Sachs International
	2,690,000	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	21,574
	2,017,500	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	14,163
	82,095	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	177
	3,508,565	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	774
	693,955	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	1,745
	1,251,852	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	276
	1,291,646	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	3,247
	294,276	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	740
	99,446	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	22
	6,763	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	15
	514,130	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	113
	88,483	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(126)
	106,142	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(151)
	1,751,682	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	386
	1,958,452	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,785)
	1,864,000	4/3/17	2.3225%	USA Non Revised Consumer Price Index- Urban (CPI-U)	3,447
	1,864,000	4/4/17	2.35%	USA Non Revised Consumer Price Index- Urban (CPI-U)	6,198
	1,864,000	4/5/17	2.355%	USA Non Revised Consumer Price Index- Urban (CPI-U)	6,718
	1,864,000	4/5/22	2.66%	USA Non Revised Consumer Price Index- Urban (CPI-U)	1,994
GBP	1,163,000	3/30/17	(3.0925%)	GBP Non-revised UK Retail Price Index	(38,164)
GBP	1,163,000	4/2/17	(3.085%)	GBP Non-revised UK Retail Price Index	(44,214)
GBP	2,326,000	9/20/17	2.6625%	GBP Non-revised UK Retail Price Index	(18,439)
GBP	1,163,000	9/21/17	2.66%	GBP Non-revised UK Retail Price Index	(9,465)
GBP	1,163,000	4/3/17	(3.09%)	GBP Non-revised UK Retail Price Index	(44,737)
JPMorgan Chase Bank N.A.
	$456,950	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	1,149
shares	804,010	10/22/13	(3 month USD-LIBOR-BBA plus 0.05%)	iShares MSCI Emerging Markets Index	2,168,940

Total					$(28,035)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/12 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Barclays Bank PLC
	DJ CDX NA IG Series 19 Index	BBB+/P	$(14,479)		$2,915,000	12/20/17	100 bp	$(5,840)
	Citibank, N.A.
	DJ CDX EM Series 11 Index	—	(8,100)		300,000	6/20/14	(500 bp)	(22,718)
	DJ CDX NA IG Series 19 Index	BBB+/P	(63,314)		12,435,000	12/20/17	100 bp	(26,465)
	Credit Suisse International
	DJ CDX NA HY Series 19 Index	B+/P	60,988		24,395,000	12/20/17	500 bp	238,990
	DJ CDX NA IG Series 19 Index	BBB+/P	(6,111)		1,215,000	12/20/17	100 bp	(2,510)
	Deutsche Bank AG
	DJ CDX EM Series 11 Index	—	(37,840)		1,720,000	6/20/14	(500 bp)	(121,650)
	DJ CDX NA HY Series 19 Index	B+/P	(108,647)		34,767,000	12/20/17	500 bp	145,036
	Smurfit Kappa Funding, 7 3/4%, 4/1/15	BB-/F	—	EUR	580,000	9/20/13	715 bp	40,962
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	800,000	9/20/13	535 bp	40,195
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	800,000	9/20/13	477 bp	35,524
	Goldman Sachs International
	CSC Holdings, Inc., 7 5/8%, 7/15/18	Ba3	—		$605,000	9/20/13	495 bp	19,457
	DJ CDX NA IG Series 19 Index	BBB+/P	(1,008)		505,000	12/20/17	100 bp	488
	JPMorgan Chase Bank N.A.
	DJ CDX NA HY Series 19 Index	B+/P	(110,468)		6,798,000	12/20/17	500 bp	(60,866)

	Total							$280,603

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2012. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
MYR	Malaysian Ringgit
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SDR	Swedish Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2012 through December 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $1,283,156,326.
(b)	The aggregate identified cost on a tax basis is $1,359,798,738, resulting in gross unrealized appreciation and depreciation of $99,650,917 and $21,844,487, respectively, or net unrealized appreciation of $77,806,430.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $126,255, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$296,854,200	$111,345,869	$124,561,184	$111,456	$283,638,885
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $1,399,993.
The fund received cash collateral of $1,417,257, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(E)	Extended settlement date on premium.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $408,813,334 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned and to enhance the return on securities owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Certain options contracts include premiums that do not settle until the expiration date of the contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into over-the-counter (OTC) and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront payments are recorded as realized gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change, is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Statement of assets and liabilities. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.
For the fund's average notional amount on OTC credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,121,374 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,886,611 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $2,623,281.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$22,787,634	$10,519,931	$—
Capital goods	31,705,897	5,929,975	60,219
Communication services	23,219,457	4,851,748	—
Conglomerates	9,374,256	1,577,047	—
Consumer cyclicals	55,725,090	14,036,149	6
Consumer staples	37,644,235	12,036,778	7,280
Energy	44,720,209	8,069,201	—
Financials	76,238,032	24,310,855	—
Health care	56,520,090	10,013,648	—
Technology	99,670,605	4,303,067	—
Transportation	4,147,119	2,448,957	—
Utilities and power	14,018,389	3,474,258	—
Total common stocks	475,771,013	101,571,614	67,505
Commodity linked notes	—	11,387,299	—
Convertible bonds and notes	—	726,453	—
Convertible preferred stocks	144,846	414,205	—
Corporate bonds and notes	—	244,035,688	—
Foreign government and agency bonds and notes	—	10,511,495	—
Investment Companies	10,070,036	—	—
Mortgage-backed securities	—	47,491,943	—
Municipal bonds and notes	—	436,083	—
Preferred stocks	—	1,482,962	—
Purchased swap options outstanding	—	116,217	—
Senior loans	—	5,031,625	—
U.S. Government and Agency Mortgage Obligations	—	153,300,510	—
Warrants	1,485	1,103	10,152
Short-term investments	288,588,885	86,444,049	—

Totals by level	$774,576,265	$662,951,246	$77,657

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$431,865	$—
Futures contracts	702,348	—	—
Written swap options outstanding	—	(95,268)	—
TBA sale commitments	—	(5,312,305)	—
Interest rate swap contracts	—	(109,327)	—
Total return swap contracts	—	(28,035)	—
Credit default contracts	—	569,582	—

Totals by level	$702,348	$(4,543,488)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$668,010	$98,428
Foreign exchange contracts	1,885,739	1,453,874
Equity contracts	5,087,731	3,681,808
Interest rate contracts	1,461,837	2,269,085

Total	$9,103,317	$7,503,195

At the close of the reporting period, the average volume of activity for each derivative type listed below was as follows:
Purchased swap option contracts (contract amount)	$66,200,000
Written swap option contracts (contract amount)	$46,600,000
Futures contracts (number of contracts)	7,900
Forward currency contracts (contract amount)	$407,800,000
OTC interest rate swap contracts (notional)	$228,700,000
Central Cleared interest rate swap contracts (notional)	$200,000
OTC total return swap contracts (notional)	$188,000,000
OTC Credit default swap contracts (notional)	$90,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 28, 2013